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SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number		811-3790

The Quantitative Group of Funds
(Exact name of registrant as specified in charter)

55 Old Bedford Road, Lincoln, MA			01773
(Address of principal executive offices)			(Zip code)

Sandra I. Madden Quantitative Investment Advisors, Inc. 55 Old Bedford Road, Lincoln, MA 01773
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(781) 676-5900

Date of fiscal year end:	March 31

Date of reporting period:	April 1, 2007 through September 30, 2008

ITEM 1. REPORTS TO SHAREOWNERS.

QUANT FUNDS

SEMI-ANNUAL
REPORT

SEPTEMBER 30, 2008

U.S. EQUITY FUNDS

Quant Small Cap Fund

Quant Long/Short Fund

INTERNATIONAL EQUITY FUNDS

Quant Emerging Markets Fund

Quant Foreign Value Fund

Quant Foreign Value Small
Cap Fund

QUANT FUNDS

Quant Small Cap Fund

Quant Long/Short Fund

Quant Emerging Markets Fund

Quant Foreign Value Fund

Quant Foreign Value Small Cap Fund

SEMI-ANNUAL REPORT
September 30, 2008

TABLE OF CONTENTS

President's Letter	1

Fund Expenses	2

Portfolio Manager Commentaries

Quant Small Cap Fund	4

Quant Long/Short Fund	6

Quant Emerging Markets Fund	8

Quant Foreign Value Fund	10

Quant Foreign Value Small Cap Fund	12

Schedules of Investments

Quant Small Cap Fund	14

Quant Long/Short Fund	18

Quant Emerging Markets Fund	28

Quant Foreign Value Fund	33

Quant Foreign Value Small Cap Fund	36

Statements of Assets and Liabilities	40

Statements of Operations	44

Statements of Changes in Net Assets	46

Statement of Cash Flows for Quant Long/Short Fund	51

Financial Highlights	52

Notes to Financial Statements	61

Information for Shareholders	73

Management Contract and Advisory Contract Approval	73

Trustees and Officers	81

Service Providers	back cover

This report must be preceded or accompanied by a current Quant Funds prospectus for individuals who are not current shareholders of the Funds. You should read the prospectus carefully before investing because it contains more complete information on the Quant Funds' investment objectives, risks, charges and expenses. Please consider this information carefully. For a prospectus and other information, visit www.quantfunds.com or call (800) 326-2151.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the Quant Funds nor U.S. Boston Capital Corporation is a bank.

QUANT FUNDS

Dear Fellow Shareholder,

We are pleased to provide you with the Quantitative Group of Funds' Semi-Annual Report for the six months ended September 30, 2008 to update you on recent market conditions and the performance of the Quant Funds.

The six-month reporting period was marked by many unusual and significant events that triggered a high degree of volatility in the global financial markets. The market commentary provided herein by each Fund's Advisor will provide additional information on how these market conditions impacted each Fund.

For current performance information, please visit our website at www.quantfunds.com. We thank you for your continued confidence in the Quant Funds. Please feel free to e-mail us at feedback@quantfunds.com or call us at 800-326-2151 with any questions or for assistance on your account.

Sincerely,

Willard Umphrey
President and Chairman

Any statements in this report regarding market or economic trends or the factors influencing the historical or future performance of the Quant Funds are the views of Fund management as of the date of this report. These views are subject to change at any time based upon market and other conditions, and Fund management disclaims any responsibility to update such views. These views may not be relied upon as investment advice or as an indication of trading intent on behalf of any Quant Fund. Any references to specific securities are not recommendations of such securities and may not be representative of any Quant Fund's current or future investments.

Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

QUANT FUNDS

FUND EXPENSES

We believe it's important for Fund shareholders to have a clear understanding of fund expenses and the impact expenses have on investment returns. The following is important information about each Fund's Expense Example, which appears below.

Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, distribution (12b-1) fees (on Ordinary Shares) and other Fund expenses. The example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on $1,000 invested at the beginning of the period and held for the entire period from April 1, 2008 to September 30, 2008.

Actual Expenses and Returns

The example provides information about actual account returns and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000, then multiply the result by the number under the heading "Expenses Paid During the Period."

Hypothetical Example for Comparison Purposes

The example shows you hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return.

The hypothetical account values and hypothetical expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing expenses of investing in the Fund with the ongoing expenses of other funds. To do so, compare the Fund's 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. They do not reflect any transactional costs. Thus, the "hypothetical" lines in the table are useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. See the Funds' prospectus for a complete description of these transactional costs.

QUANT FUNDS

Expense Example for the 6 months ended September 30, 2008

Quant Fund	Share Class	Total Return Description	Beginning Account Value 04/01/08	Ending Account Value 09/30/08	Annualized Expense Ratio	Expenses Paid* 04/01/08 09/30/08
Small Cap	Ordinary	Actual	$1,000.00	$871.00	1.59%	$7.46
		Hypothetical	$1,000.00	$1,017.10	1.59%	$8.04
	Institutional	Actual	$1,000.00	$871.50	1.38%	$6.47
		Hypothetical	$1,000.00	$1,018.15	1.38%	$6.98
Long /Short	Ordinary	Actual	$1,000.00	$857.90	2.50%	$11.64
		Hypothetical	$1,000.00	$1,012.53	2.50%	$12.61
	Institutional	Actual	$1,000.00	$855.90	3.03%	$14.10
		Hypothetical	$1,000.00	$1,009.88	3.03%	$15.27
Emerging Markets	Ordinary	Actual	$1,000.00	$700.80	1.64%	$6.99
		Hypothetical	$1,000.00	$1,016.85	1.64%	$8.29
	Institutional	Actual	$1,000.00	$701.40	1.42%	$6.06
		Hypothetical	$1,000.00	$1,017.95	1.42%	$7.18
Foreign Value	Ordinary	Actual	$1,000.00	$661.30	1.60%	$6.66
		Hypothetical	$1,000.00	$1,017.05	1.60%	$8.09
	Institutional	Actual	$1,000.00	$662.20	1.36%	$5.67
		Hypothetical	$1,000.00	$1,018.25	1.36%	$7.46
Foreign Value	Ordinary	Actual	$1,000.00	$744.00	1.90%	$6.94
Small Cap		Hypothetical	$1,000.00	$1,012.99	1.90%	$8.02
	Institutional	Actual	$1,000.00	$744.00	1.90%	$6.94
		Hypothetical	$1,000.00	$1,012.99	1.90%	$8.02

*  Expenses paid are equal to the Fund's annualized expense ratios, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

QUANT SMALL CAP FUND

INVESTMENT PROFILE

All Data as of September 30, 2008

Investment Commentary

For the semi-annual period ended September 30, 2008, the Quant Small Cap Fund's Ordinary Shares (the "Fund") underperformed its benchmark, the Russell 2000 Index. The Fund achieved a return of -12.90% at net asset value compared to -0.54% for the Russell 2000 Index.

Market Conditions and Investment Strategies

This was an uncharacteristic period of underperformance for the Fund. We have, as have other active small cap managers, watched as the Russell 2000 Index has seemingly defied gravity while other indices were pulled downward and to a much greater degree as the overall stock market fell. According to Merrill Lynch Research, over 80% of all small cap core managers underperformed the benchmark index for the quarter ending September and are also underperforming year-to-date.

While the Fund underperformed during the period, we believe that our investment strategy, which has been proven to be sound and profitable over the longer term, was undermined by a number of factors which were out of our control. The effects of the rebalancing of the Russell 2000 Index in June, the outperformance of the smallest, lowest quality companies, hedge fund de-leveraging and changes to rules on short selling combined to overshadow company fundamentals. Small cap value has outperformed small cap growth over the past six months. This has been a negative as the Fund is typically more growth-oriented with higher average price to earnings, price to book and growth rate metrics.

The largest detractor to Fund performance relative to the Index over this period was the Industrials sector, where shipping companies Diana Shipping Inc. and Star Bulk Carriers each fell over 30% on concerns of slowing economic growth worldwide. The Fund also lost relative performance in Materials where mining company Coeur d'Alene Mines fell sharply as commodity stocks reversed course. Consumer Discretionary was also an underperforming sector for the Fund relative to the Index as Sotheby's and Vail Resorts fell over 31% and 28%, respectively, on fears of a slowdown in spending by high-end consumers. The Fund underperformed in Energy, the worst performing Index sector, as a result of its relative overweight. We believe energy holdings should have increased earnings in 2009 and have maintained the Fund's overweight in this sector. The Fund outperformed in Financials, as two of its largest portfolio holdings Ventas and Entertainment Properties, both REIT's, each gained over 10%.

Portfolio Changes

We made minor changes to holdings and sector emphasis during the period but our strategy remains the same. In terms of sector emphasis, the Fund is positioned as overweight relative to the Index in Health Care, Consumer Discretionary, Energy, Telecommunication Services and Consumer Staples. It is underweight in Financials, Industrials, Information Technology, Materials, and Utilities.

A Look Ahead

Investors have been faced with an unusual and volatile market which has been extremely difficult for performance on an absolute and relative basis. Our stock selection process is based on our quantitative and fundamental assessments of current valuation, future prospects and likely future values of companies in which we invest. While we acknowledge that short term moves in the markets may work against us, we believe that our strategy will transcend these periods and offer above market returns over the longer term.

Fund Information

Net Assets Under Management	$125.1 Million
Number of Companies	67
Price to Book Ratio	2.4
Price to Earnings Ratio	20.2

	Ordinary	Institutional
Total Expense Ratio (Net)	1.59%	1.38%
Ticker Symbol	USBNX	QBNAX

The Fund is co-managed by Robert von Pentz, CFA, and Rhys Williams, CFA of Columbia Partners, L.L.C. Investment Management.

QUANT SMALL CAP FUND

Top 10 Holdings

Percentage of total net assets	37.0%
Entertainment Properties Trust	5.0%
Ventas, Inc.	4.9%
Psychiatric Solutions, Inc.	4.6%
Core Laboratories N.V.	4.2%
Vail Resorts, Inc.	3.6%
Waste Connections, Inc.	3.5%
Sotheby's	3.3%
NICE-Systems, Ltd.	2.7%
Guess?, Inc.	2.7%
Gardner Denver, Inc.	2.5%

There is no guarantee that such securities will continue to be viewed favorably or held in the Fund's portfolio.

Sector Allocation

Percentage of total net assets	100.0%
Health Care	18.5%
Consumer Discretionary	15.2%
Financials	15.0%
Industrials	11.7%
Energy	10.7%
Information Tech	10.2%
Telecommunication Services	5.1%
Cash and Other Assets (Net)	4.9%
Consumer Staples	4.2%
Materials	3.6%
Utilities	0.9%

Value of a $10,000 Investment

Quant Small Cap (QSC) Ordinary Shares vs. Russell 2000 (Index)

Average Annual Total Returns

	3Q 2008	Six Months	One Year	Five Year	Ten Year	Since Inception	Inception Date
Ordinary Shares	-14.96%	-12.90%	-28.92%	7.04%	7.53%	10.99%	08/03/92
Institutional Shares[1]	-14.96%	-12.85%	-28.78%	7.51%	8.04%	10.07%	01/06/93
Russell 2000[2]	-1.11%	-0.54%	-14.48%	8.15%	7.81%	9.75%	————

1  Institutional Shares may only be purchased by certain categories of investors and are not subject to distribution fees.

2  The Russell 2000 Index is a market capitalization-weighted index of 2,000 small company stocks. It is widely recognized as representative of the general market for small company stocks. Index returns assume the reinvestment of dividends and, unlike Fund returns, do not reflect any fees or expenses. You cannot invest directly in an Index. The beginning date for the Index is 8/31/92.

Small company stocks may trade less frequently and in a limited volume, and their prices may fluctuate more than stocks of other companies. Small company stocks may therefore be more vulnerable to adverse developments than those of larger companies.

Performance data quoted represents past performance and is no guarantee of future results and the information above does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current Fund performance may be lower or higher than performance data quoted. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than original cost. For the most recent month-end performance, visit the Fund's website at www.quantfunds.com. Before investing, carefully consider the Fund's investment objectives, risks, charges and expenses. For this and other information obtain the Fund's prospectus by calling (800) 326-2151 or visiting www.quantfunds.com. Please read the prospectus carefully before you invest.

QUANT LONG/SHORT FUND

INVESTMENT PROFILE

All Data as of September 30, 2008

Investment Commentary

For the semi-annual period ended September 30, 2008, Quant Long/Short Fund's Ordinary Shares (the "Fund") underperformed its benchmark, the S&P 500 Index (the "Index"). The Fund achieved a return of -14.21% at net asset value compared to -10.87% for the Index.

Market Conditions and Investment Strategies

The Fund seeks to add value through both long and short positions, maintaining approximately 100% net equity exposure and keeping size, style, sector and beta characteristics similar to the benchmark. The Fund employs a disciplined, yet adaptive quantitative process that analyzes over 70 characteristics that impact equity prices. Analytic's approach is systematic in the way the importance of these characteristics are measured, but is also able to recognize and adapt to changes based on both the business cycle and economic conditions. The strategy primarily adds value by buying stocks with the most attractive factor profiles and shorting stocks with the least attractive factor profiles, within a set of risk constraints. Performance is therefore driven purely by the performance of the valuation model and is only minimally affected by market-wide factors.

Thematically, economic uncertainty ruled the second half of the six month period, while investor sentiment swung between optimism and pessimism. In this crisis-like atmosphere, dispersion rallied and persistence waned. Valuation factors such as cash flow to price and sales to price once again attracted investors and were rewarded during the second half of the period. As such, positive exposures to these factors added value. Conversely, negative exposure to dividend yield, a factor that exhibited positive returns during the quarter – a stark reversal from the second quarter of 2008 – contributed negatively to performance. In contrast, growth factors such as recent earnings per share growth and growth in profitability, both with positive exposures, were penalized during the third quarter and detracted from performance – again reversing trends exhibited during the second quarter of 2008. As well, positive exposures to momentum factors contributed negatively, as stocks with above average momentum exposures underperformed dramatically. This was not the case, however, prior to mid-July. Subsequent to this inflection point, momentum factors ruled the market. Lastly, continuing a quality trend, factors such as asset utilization were rewarded during the period while highly leveraged stocks largely underperformed their peers, adding value to the portfolio.

Portfolio Changes

During the six months ended September 30, 2008, the Fund systematically increased exposure to securities demonstrating higher than average asset utilization while deviating from companies with leverage. This move to high quality companies was further evidenced by an increase in exposure to companies with above average interest coverage ratios. Furthermore, the Fund slowly adapted to market sentiment by increasing exposure to various valuation factors. During the first three months of the period, however, the Fund migrated slightly towards companies with higher than average growth characteristics such as recent earnings growth.

A Look Ahead

Looking ahead, we expect the model to reduce exposure to companies exhibiting above average momentum characteristics while continuing to move away from lower quality, higher leveraged stocks in the universe. As the market rewards valuation factors and penalize growth-oriented factors, provided the trends during the last quarter continue, the model will generally increase exposure to the former and reduce exposure to the latter. Top factors with positive exposures include cash flow to price and asset utilization, while bottom factors with negative exposures include leverage and sales per share volatility.

Fund Information

Net Assets Under Management	$61.3 Million
Number of Companies	233
Price to Book Ratio	3.1
Price to Earnings Ratio	14.2

	Ordinary	Institutional
Total Expense Ratio (Net)	2.50%	3.03%
Ticker Symbol	USBOX	QGIAX

The Fund's portfolio is managed by a team of portfolio managers at Analytic Investors, LLC. The lead portfolio managers are Harindra de Silva, Ph.D.,CFA, Dennis Bein, CFA, and Steve Sapra, CFA.

QUANT LONG/SHORT FUND

Top 10 Long Holdings

Percentage of total net assets	37.8%
Exxon Mobil Corporation	6.7%
Chevron Corporation	4.2%
Hewlett-Packard Company	4.1%
JPMorgan Chase & Co.	3.9%
AT&T Corporation	3.6%
SYSCO Corporation	3.2%
Cardinal Health, Inc.	3.2%
McKesson Corporation	3.1%
Microsoft Corporation	2.9%
FedEx Corporation	2.9%

There is no guarantee that such securities will continue to be viewed favorably or held in the Fund's portfolio.

Top 10 Short Holdings

Percentage of total net assets	-12.1%
Linear Technology Corporation	-1.7%
Central European Media Enterprises, Ltd.[a]	-1.6%
Mylan, Inc.	-1.5%
Lincare Holdings, Inc.[a]	-1.4%
Weight Watchers International, Inc.	-1.1%
Weyerhaeuser Company	-1.1%
FTI Consulting, Inc.[a]	-1.0%
KB Home	-1.0%
XL Capital, Ltd.	-0.9%
Copa Holdings, S.A.	-0.8%

There is no guarantee that such securities will continue to be viewed unfavorably or shorted in the Fund's portfolio.

Sector Allocation

Percentage of total net assets	100.0%
Information Technology	20.2%
Financials	20.0%
Health Care	19.3%
Industrials	17.9%
Energy	16.7%
Consumer Discretionary	11.9%
Consumer Staples	10.4%
Telecommunication Services	4.8%
Materials	3.4%
Utilities	2.0%
Cash and Other Assets (Net)	1.7%
Short Positions	-28.30%

Value of a $10,000 Investment

Quant Long/Short (QLS) Ordinary Shares vs.
S&P 500 (Index)

	3Q 2008	Six Months	One Year	Five Year	Ten Year	Since Inception	Inception Date
Ordinary Shares	-14.03%	-14.21%	-28.52%	3.07%	1.09%	9.30%	05/06/85
Institutional Shares[1]	-14.12%	-14.41%	-28.89%	3.35%	1.48%	7.50%	03/25/91
S & P 500[2]	-8.37%	-10.87%	-21.98%	5.17%	3.06%	10.71%	————

1  Institutional Shares may only be purchased by certain categories of investors and are not subject to distribution fees.

2  The S&P 500 Index is an unmanaged index of stocks chosen for their size and industry characteristics. It is widely recognized as representative of stocks in the United States. Index returns assume the reinvestment of dividends and, unlike Fund returns, do not reflect any fees or expenses. You cannot invest directly in the Index. The beginning date for the Index is 5/29/85.

Short selling involves certain risks including the possibility that short positions do not limit the Fund's stock market exposure as expected, that the future value of a short position increases above its recorded value potentially resulting in an unlimited loss and that the lender of a security sold short could terminate the loan at a price or time that is disadvantageous to the Fund.

Performance data quoted represents past performance and is no guarantee of future results and the information above does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current Fund performance may be lower or higher than performance data quoted. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than original cost. For the most recent month-end performance, visit the Fund's website at www.quantfunds.com. Before investing, carefully consider the Fund's investment objectives, risks, charges and expenses. For this and other information obtain the Fund's prospectus by calling (800) 326-2151 or visiting www.quantfunds.com. Please read the prospectus carefully before you invest.

QUANT EMERGING MARKETS FUND

INVESTMENT PROFILE

All Data as of September 30, 2008

Investment Commentary

For the semi-annual period ended September 30, 2008, the Quant Emerging Markets Fund's Ordinary Shares (the "Fund") underperformed its benchmark, the Morgan Stanley Emerging Markets Index (the "Index"). The Fund produced a return of -29.92% at net asset value compared to -27.44% for the Index.

Market Conditions and Investment Strategies

The Fund's relative underperformance came primarily from negative stock selection. The portfolio strategy seeks to add value by investing in companies that are relatively inexpensive with strong growth prospects. Since the Fund held a small number of stocks compared to the Index, any holding was an overweight versus the Index. During this period, the Index return came from a broader base of securities than we held in the portfolio.

During the six months ended September 2008, the emerging markets, like many other markets, suffered unusually large losses. The majority of this decline took place during the third quarter of 2008. Overall, the MSCI EM Index fell 26.86% for the third quarter, bringing the year-to-date loss to 35.37%.

The European region saw the greatest decline over the past six months and was influenced primarily by Russia's 39% decline. Many factors were at work there, from military action in Georgia to the falling price of oil, as well the reversal of the previously upward price trends for many other commodities. Asian countries all performed relatively in line with each other. China was relatively strong in the second quarter, but performed more like the rest of Asia in the third quarter. Latin America was the best performer, on a relative basis, during this period. Although Mexico, Argentina, and Brazil suffered steeper declines in the third quarter, they were among the top performers in the Index for the six-month period.

The pressing economic issues affecting the emerging markets have eroded the robust economic growth rates associated with emerging markets. Many of these markets are commodity-based, and with lack of growth in the U.S. and other markets, the demand for these commodities is drying up. High fuel costs had already damaged these markets by increasing transportation costs and choking off demand for the various commodities. The Latin American economies had been holding out while still seeing benefits from trade with the United States, but the region has now begun to show signs of faltering. The subprime-mortgage crisis continues to wrap itself around the globe, bedeviling many markets. As we know, there is as yet no clear idea of the full extent of the damage from this situation, but it is safe to say its effects will be felt for a long time.

Portfolio Changes

Beginning in June and lasting through the end of September, the Fund experienced net outflows. In order to meet the cash needs of these redemptions, the Fund experienced increased turnover, which we were able to minimize as well as use as an opportunity to rebalance the portfolio periodically. During the period there were no changes to the portfolio strategy.

A Look Ahead

Looking ahead in the short term, continued volatility is the only predictable attribute of the emerging markets. There will be individual events and/or shocks within some countries, but there will also be relative stability in others. The status and stability of world markets will certainly have an influence on these markets and hopefully will provide stability sooner than later.

Fund Information

Net Assets Under Management	$341.3 Million
Number of Companies	93
Price to Book Ratio	1.4
Price to Earnings Ratio	7.2

	Ordinary	Institutional
Total Expense Ratio (Net)	1.64%	1.42%
Ticker Symbol	QFFOX	QEMAX

The Fund's portfolio is managed by a team of portfolio managers at PanAgora Asset Management, Inc. led by David P. Nolan.

QUANT EMERGING MARKETS FUND

Top 10 Holdings

Percentage of total net assets	28.7%
Petroleo Brasileiro SA	4.2%
Gazprom	3.9%
Companhia Vale do Rio Doce	3.1%
Ceske Energeticke Zavody	2.8%
Samsung Electronics Co., Ltd.	2.6%
Banco Bradesco SA	2.6%
MTN Group Limited	2.5%
Infosys Technologies Limited	2.4%
Partner Communications Company Ltd.	2.4%
Hyundai Heavy Industries Co., Ltd.	2.2%

There is no guarantee that such securities will continue to be viewed favorably or held in the Fund's portfolio.

Top 10 Country Allocations

Percentage of total net assets	86.6%
Brazil	16.8%
China	13.4%
South Korea	12.3%
Taiwan	9.7%
South Africa	9.5%
Russia	8.2%
Mexico	5.0%
Turkey	4.4%
Israel	3.8%
Czech Republic	3.5%

Sector Allocation

Percentage of total net assets	100.0%
Financials	22.2%
Materials	17.8%
Energy	15.6%
Information Technology	11.1%
Telecommunication Services	9.7%
Industrials	6.5%
Utilities	5.5%
Consumer Staples	4.3%
Consumer Discretionary	3.8%
Cash and Other Assets (net)	2.1%
Exchange Traded Funds	1.1%
Health Care	0.3%

Value of a $10,000 Investment

Quant Emerging Markets (QEM) Ordinary Shares vs.
MSCI EM (Index)

Average Annual Total Returns

	3Q 2008	Six Months	One Year	Five Year	Ten Year	Since Inception	Inception Date
Ordinary Shares	-28.81%	-29.92%	-38.42%	20.22%	15.19%	6.25%	09/30/94
Institutional Shares[1]	-28.77%	-29.86%	-38.30%	20.66%	15.68%	8.65%	04/02/96
MSCI EM2	-26.86%	-27.44%	-33.01%	19.05%	14.77%	4.73%	————

1  Institutional Shares may only be purchased by certain categories of investors and are not subject to distribution fees.

2  The Morgan Stanley Capital International Emerging Markets ("MSCI EM") Index is an unmanaged index comprised of stocks located in countries other than the United States. It is widely recognized as representative of the general market for emerging markets. Index returns assume the reinvestment of dividends and, unlike Fund returns, do not reflect fees or expenses. You cannot invest directly in an Index. The beginning date for the Index is 09/30/94.

Investing in foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market or economic developments and can perform differently than the U.S. market.

Performance data quoted represents past performance and is no guarantee of future results and the information above does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current fund performance may be lower or higher than performance data quoted. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than original cost. For the most recent month-end performance, visit the Fund's website at www.quantfunds.com. Before investing, carefully consider the Fund's investment objectives, risks, charges and expenses. For this and other information obtain the Fund's prospectus by calling (800) 326-2151 or visiting www.quantfunds.com. Please read the prospectus carefully before you invest.

QUANT FOREIGN VALUE FUND

INVESTMENT PROFILE

All Data as of September 30, 2008

Investment Commentary

For the semi-annual period ended September 30, 2008, the Quant Foreign Value Fund's Ordinary Shares (the "Fund") underperformed its benchmark, the Morgan Stanley Capital International Europe, Australasia, Far East Index (the Index"). The Fund achieved a return of -33.87% at net asset value compared to -22.03% for the Index.

Market Conditions and Investment Strategies

Volatility continued to hamper stock exchanges worldwide: the financial institution upheaval affected the general economy. Panicked investors fled to minimal-risk/minimal-reward investments, while seemingly ignoring individual company fundamentals. Stocks in almost every market sector fell in reaction to these developments.

While these events are unpleasant to bear and have tested the resolve of long term investors, the Fund remains steadfast to its global value investment strategy, standing by companies with strong free cash flow and good management.

The main negative impact on performance was the industrials sector. Softening industrial construction in European markets, namely Scandinavian countries, caused weakness. YIT suffered due to a recent report that indicated slower building activity in the Baltics and the delay in Russia projects. Finnish companies, including crane operator, Konecranes Oyj, and cargo handling company, Cargotec Corp., were impacted by slower shipping and port activities.

Consumer discretionary remained in negative territory, although British homebuilders rebounded off lows during the second quarter of 2008. The sector top performer was Culture Convenience, a Japan-based holding company engaged in the operation of video and music soft rental chain shops.

After a strong second quarter, materials holdings across myriad countries underperformed, due to slower demand in a weakening global economy. Although in negative territory, the Fund's material holdings outperformed the sector benchmark, due to lower declines in paper and chemical company investments.

The Fund's investments in utilities and telecommunications performed well. Japanese utility stocks rebounded on news that the nuclear generators are getting closer to restarting, after a lengthy shutdown due to a 2007 earthquake. The possibility of raising electricity tariffs to compensate for higher energy costs also boosted the stocks. Utilities and telecommunications stocks proved strong defensive plays, as investors sought stocks with steady cash flows.

Portfolio Changes

During the six month period, the Fund sold holdings when analysis revealed limited potential for continued cash flow upside in volatile markets. Other stocks were sold when they advanced strongly and reached their valuation limits. Cash was redeployed to new and current portfolio positions and took advantage of bargain prices provided by market volatility.

The Fund purchased a select number of new companies, including Tognum AG, a leading supplier of high-speed, powerful diesel engines and complete propulsion systems for ships, heavy agricultural and rail vehicles, industrial drive systems and onsite power generators.

A Look Ahead

Fund management will continue to seek out and hold investments that we believe represent exceptional value, until stock prices return to a more rational equilibrium. The Fund's philosophy remains steadfast: invest in companies that generate considerable free cash flow relative to the market value of the company. In an economic environment where credit is constrained, those companies with strong cash flow and low or manageable debt should be well positioned to not only survive the current downturn, but prosper during a recovery.

Fund Information

Net Assets Under Management	$493.8 Million
Number of Companies	55
Price to Book Ratio	1.3
Price to Earnings Ratio	7.5

	Ordinary	Institutional
Total Expense Ratio (Net)	1.60%	1.36%
Ticker Symbol	QFVOX	QFVIX

The Fund's lead portfolio manager is Bernard R. Horn, Jr., of Polaris Capital Management, LLC

QUANT FOREIGN VALUE FUND

Top 10 Holdings

Percentage of total net assets	23.5%
Iino Kaiun Kaisha, Ltd.	2.5%
Banco Bilbao Vizcaya Argentaria	2.5%
Bellway PLC	2.4%
Tognum AG	2.4%
Persimmon PLC	2.4%
KDDI Corporation	2.3%
KBC Groep N.V.	2.3%
Investor AB	2.3%
Asahi Breweries Ltd.	2.2%
Meiji Dairies Corporation	2.2%

There is no guarantee that such securities will continue to be viewed favorably or held in the Fund's portfolio.

Top 10 Country Allocations

Percentage of total net assets	81.1%
Japan	19.8%
Germany	9.6%
United Kingdom	9.5%
Ireland	8.2%
France	7.6%
Finland	6.8%
Sweden	5.7%
South Africa	5.2%
Belgium	4.4%
South Korea	4.3%

Sector Allocation

Percentage of total net assets	100.0%
Materials	21.2%
Industrials	20.4%
Financials	16.6%
Consumer Discretionary	15.6%
Consumer Staples	6.5%
Energy	5.9%
Telecommunication Services	4.5%
Utilities	4.1%
Cash and Other Assets (net)	3.0%
Information Technology	2.2%

Value of a $10,000 Investment

Quant Foreign Value (QFV) Ordinary Shares vs.
MSCI EAFE (Index)

Average Annual Total Returns

	3Q 2008	Six Months	One Year	Five Year	Ten Year	Since Inception	Inception Date
Ordinary Shares	-24.31%	-33.87%	-40.02%	7.36%	7.43%	4.72%	05/15/98
Institutional Shares[1]	-24.27%	-33.78%	-39.87%	7.63%	————	7.09%	12/18/98
MSCI EAFE[2]	-20.50%	-22.03%	-30.13%	10.16%	5.42%	3.77%	————

1  Institutional Shares may only be purchased by certain categories of investors and are not subject to distribution fees.

2  The Morgan Stanley Capital International Europe, Australasia, and Far East ("MSCI EAFE") Index is an unmanaged index comprised of stocks in countries other than the United States. It is widely recognized as representative of the general market for foreign markets. Index returns assume the reinvestment of dividends and, unlike Fund returns, do not reflect any fees or expenses. You cannot invest directly in an Index. The beginning date for the Index is 5/29/98.

Investing in foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market or economic developments and can perform differently than the U.S. market.

Performance data quoted represents past performance and is no guarantee of future results and the information above does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current fund performance may be lower or higher than performance data quoted. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than original cost. For the most recent month-end performance, visit the Fund's website at www.quantfunds.com. Before investing, carefully consider the Fund's investment objectives, risks, charges and expenses. For this and other information obtain the Fund's prospectus by calling (800) 326-2151 or visiting www.quantfunds.com. Please read the prospectus carefully before you invest.

QUANT FOREIGN VALUE SMALL CAP FUND

INVESTMENT PROFILE

All Data as of September 30, 2008

Investment Commentary

The Quant Foreign Value Small Cap Fund (the "Fund") commenced operations on May 1, 2008. For the five month period ended September 30, 2008, the Fund's Ordinary Shares achieved a return of -25.60% at net asset value compared to -27.36% for the S&P/Citigroup EMI EPAC Index ("the Index").

Market Conditions and Investment Strategies

Recent volatility has roiled markets worldwide, with stocks falling in almost every market sector. While difficult to bear, such markets also present attractive opportunities for disciplined investors. The Fund seeks investments in well-managed companies that generate high levels of cash flow relative to their market capitalizations. Such focus, despite volatility, can be a highly profitable strategy for long term investors.

Comprised of investments in 51 companies in 19 countries, the Fund offers substantial diversification in issues that would be difficult and expensive for individual investors to identify or access. While emphasis remains on the developed economies in Europe and Asia, 24% of the portfolio is invested in less developed emerging markets including India and China (combined 16% of the portfolio) as well as South Africa, Cambodia and Russia.

Investing in emerging economies can entail certain risks along with potential rewards. The Fund's management attempts to mitigate these risks by focusing on relatively stable situations. For example, investments in China include highway management, text book publishing, the storage and transportation of oil and fisheries.

With the primary focus on cash flow, management has uncovered an unusual number of opportunities in the industrial and consumer discretionary sectors. Among industrials, Italy-based Trevi Finanziaria is selling at around 8 times cash flow, and has produced recent 30% revenue growth. A leader in the foundation engineering field and in drilling systems construction, Trevi recently confirmed a strong order book despite worldwide economic uncertainties.

In the consumer discretionary sector, Japanese golf course management company, Accordia Golf, took advantage of the excess supply of poorly managed golf courses in Japan, buying them up at huge discounts and aggressively marketing them. Culture Convenience Club, a Japanese holding company engaged in the operation of video and music rental chain shops, advanced more than 60% above its average cost. South Africa's New Click Holdings, a retailer of health, home and beauty products, also performed well.

Unsatisfactory performers included Character Group, a UK toy design and distribution company, and Transcom Worldwide, a Luxembourg provider of customer relationship management services such as call centers.

Portfolio Changes

Portfolio transactions during this first five months of operation primarily involved making the 51 individual initial portfolio investments. In addition, temporary investments were made in the two value oriented international small cap exchange traded funds (ETFs) while research on new holdings was being completed. Only one common stock was sold during the start-up phase, due to a takeover.

A Look Ahead

Fund management will continue to seek out and hold investments that we believe represent exceptional value, until stock prices return to a more rational equilibrium. The Fund's philosophy remains steadfast: invest in companies that generate considerable free cash flow relative to the market value of the company. In an economic environment where credit is constrained, we believe those companies with strong cash flow and low or manageable debt should be well positioned to not only survive the current downturn, but to prosper during a recovery.

Fund Information

Net Assets Under Management	$22.3 Million
Number of Companies	51
Price to Book Ratio	1.4
Price to Earnings Ratio	7.6

	Ordinary	Institutional
Total Expense Ratio (Net)	1.90%	1.90%
Ticker Symbol	QFVOX	QFVIX

The Fund's lead portfolio manager is Bernard R. Horn, Jr., of Polaris Capital Management, LLC

QUANT FOREIGN VALUE SMALL CAP FUND

Top 10 Holdings

Percentage of total net assets	25.6%
Culture Convenience Club Co., Ltd.	3.6%
SPDR S&P International Small Cap Fund	3.0%
iShares MSCI EAFE Small Cap Index Fund	3.0%
Barco NV	2.8%
New Clicks Holdings	2.6%
Bank Vozrozhdenie	2.2%
VTech Holdings Limited	2.2%
Sichuan Expressway Company Limited	2.2%
Filtrona plc	2.0%
Drägerwerk AG	2.0%

There is no guarantee that such securities will continue to be viewed favorably or held in the Fund's portfolio.

Top 10 Country Allocations

Percentage of total net assets	69.6%
United Kingdom	18.8%
Japan	8.6%
India	8.0%
China	7.4%
Germany	5.5%
Norway	4.7%
Sweden	4.6%
South Africa	4.3%
Ireland	4.2%
Italy	3.5%

Sector Allocation

Percentage of total net assets	100.0%
Industrials	26.7%
Consumer Discretionary	21.2%
Financials	11.9%
Information Technology	10.1%
Consumer Staples	7.6%
Materials	6.5%
Exchange Traded Funds	6.0%
Cash and Other Assets (net)	4.4%
Telecommunication Services	2.0%
Health Care	2.0%
Energy	1.6%

Value of a $10,000 Investment

Quant Foreign Value Small Cap(QFV) Ordinary Shares vs. EPAC EMI (Index)

Average Annual Total Returns

	3Q 2008	Six Months	One Year	Five Year	Ten Year	Since Inception	Inception Date
Ordinary Shares	-21.77%	————	————	————	————	-25.60%	5/01/08
Institutional Shares[1]	-21.77%	————	————	————	————	-25.60%	5/01/08
S&P/Citigroup EMI EPAC	-22.98%	————	————	————	————	-27.36%	————

1  Institutional Shares may only be purchased by certain categories of investors and are not subject to distribution fees.

2  The S&P/Citigroup Extended Market Europe Pacific Asia Composite ("S&P/Citigroup EMI EPAC") Index measures the bottom 20% of institutionally investable capital of developed and emerging (after 9/30/1994) countries, selected by the index sponsor outside of the United States. It is widely recognized as representative of the general market for foreign markets. Index returns assume the reinvestment of dividends and, unlike Fund returns, do not reflect any fees or expenses. You cannot invest directly in an Index. The Index was established in 1989.

Investing in foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market or economic developments and can perform differently than the U.S. market.

Performance data quoted represents past performance and is no guarantee of future results and the information above does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current fund performance may be lower or higher than performance data quoted. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than original cost. For the most recent month-end performance, visit the Fund's website at www.quantfunds.com. Before investing, carefully consider the Fund's investment objectives, risks, charges and expenses. For this and other information obtain the Fund's prospectus by calling (800) 326-2151 or visiting www.quantfunds.com. Please read the prospectus carefully before you invest.

QUANT SMALL CAP FUND

SCHEDULE OF INVESTMENTS

September 30, 2008 (Unaudited)

Common Stock—95.1%
	Shares	Value
AEROSPACE & DEFENSE—0.6%
BE Aerospace, Inc. (a)(c)	48,240	$763,639
BIOTECHNOLOGY—0.7%
Kendle International, Inc.(a)	19,378	866,390
BUSINESS SERVICES—3.3%
Sotheby's (c)	203,514	4,082,491
CHEMICALS—0.8%
LSB Industries, Inc. (a)(c)	71,364	988,391
COMMERCIAL SERVICES & SUPPLIES—6.1%
Clean Harbors, Inc. (a)	6,228	420,701
Diana Shipping, Inc. (c)	71,200	1,401,928
Kforce Inc. (a)	128,858	1,315,640
Star Bulk Carriers Corp. (c)	23,703	165,921
Waste Connections, Inc. (a)	127,318	4,367,007
		7,671,197
COMMUNICATIONS EQUIPMENT—5.1%
Comverse Technology, Inc. (a)	66,769	638,979
Hughes Communications, Inc. (a)	32,786	1,203,246
NICE-Systems, Ltd. (a)(b)(c)	125,058	3,406,580
Sierra Wireless, Inc. (a)(c)	114,706	1,143,619
		6,392,424
ELECTRIC UTILITIES—0.9%
Ormat Technologies, Inc.	29,359	1,066,612
ELECTRICAL EQUIPMENT—1.1%
GT Solar International, Inc. (a)	126,793	1,375,704
ENERGY EQUIPMENT & SERVICES—7.6%
Canadian Solar, Inc. (a)(c)	29,290	572,034
Core Laboratories N.V. (a)(c)	51,490	5,216,967
Grey Wolf, Inc. (a)	260,423	2,026,091
ION Geophysical Corporation (a)	30,827	437,435
Parker Drilling Company (a)	159,598	1,279,976
		9,532,503
FINANCIAL SERVICES—1.1%
China Finance Online Co. Limited (a)(b)(c)	8,978	103,426
CoBiz Financial, Inc.	4,516	54,237
Fifth Street Finance Corporation (a)	45,738	459,667
Wintrust Financial Corporation	16,663	489,059
WSFS Financial Corporation	3,879	232,740
		1,339,129

The accompanying notes are an integral part of these financial statements.

QUANT SMALL CAP FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2008 (Unaudited)

	Shares	Value
FOOD PRODUCTS—3.0%
The Hain Celestial Group, Inc. (a)(c)	39,787	$1,095,336
United Natural Foods, Inc. (a)(c)	106,236	2,654,838
		3,750,174
HEALTH CARE EQUIPMENT & SERVICES—16.8%
AMN Healthcare Services, Inc. (a)	77,953	1,369,635
Life Sciences Research, Inc. (a)	43,857	1,534,995
inVentiv Health, Inc. (a)(c)	67,601	1,193,834
Omnicell Inc. (a)(c)	211,241	2,777,819
Parexel International Corporation (a)	44,343	1,270,870
Psychiatric Solutions, Inc. (a)	152,991	5,806,009
Schein (Henry), Inc. (a)	54,211	2,918,720
Sunrise Senior Living, Inc. (a)(c)	62,597	863,213
Varian, Inc. (a)(c)	13,461	577,477
ZOLL Medical Corporation (a)(c)	85,696	2,803,973
		21,116,545
HOTELS, RESTAURANTS & LEISURE—4.0%
California Pizza Kitchen, Inc. (a)(c)	35,641	458,700
Vail Resorts, Inc. (a)(c)	128,947	4,506,697
		4,965,397
LEISURE EQUIPMENT & PRODUCTS—1.1%
LeapFrog Enterprises, Inc. (a)(c)	132,868	1,403,086
MACHINERY—3.9%
ESCO Technologies, Inc. (a)	33,670	1,621,884
Gardner Denver, Inc. (a)	91,469	3,175,804
		4,797,688
MEDIA—3.1%
Entercom Communications Corporation (c)	34,564	173,511
Lions Gate Entertainment Corporation (a)	254,898	2,319,572
Regal Entertainment Group	87,915	1,387,299
		3,880,382
METALS & MINING—2.8%
Coeur d'Alene Mines Corporation (a)(c)	507,086	775,842
Compass Minerals International, Inc.	50,416	2,641,294
Olympic Steel, Inc.	5,274	155,530
		3,572,666

The accompanying notes are an integral part of these financial statements.

QUANT SMALL CAP FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2008 (Unaudited)

	Shares	Value
OIL & GAS—3.1%
Goodrich Petroleum Corporation (c)	38,713	$1,687,500
Natural Gas Services Group Inc. (a)(c)	125,963	2,200,573
		3,888,073
PERSONAL PRODUCTS—1.2%
Inter Parfums, Inc. (c)	113,482	1,538,816
PHARMACEUTICALS—1.0%
Par Pharmaceutical Companies, Inc. (a)	97,363	1,196,591
REAL ESTATE—13.9%
BioMed Realty Trust, Inc.	75,451	1,995,679
Entertainment Properties Trust (c)	114,816	6,282,732
Hersha Hospitality Trust	400,430	2,979,199
Ventas, Inc.	124,675	6,161,439
		17,419,049
RETAILING—3.7%
GUESS?, Inc.	97,134	3,379,292
Urban Outfitters, Inc. (a)	39,467	1,257,813
		4,637,105
SOFTWARE & SERVICES—5.1%
Acacia Research Corporation (a)	140,808	425,240
Blackboard, Inc. (a)(c)	61,199	2,465,708
Internet Capital Group, Inc. (a)	125,305	1,016,223
Ulticom, Inc. (a)(c)	163,473	1,062,575
Verint Systems Inc. (a)(c)	82,921	1,380,635
		6,350,381
TELECOMMUNICATION SERVICES—0.2%
Atlantic Tele-Network, Inc. (c)	9,712	271,936
WIRELESS TELECOMMUNICATION SERVICES—4.9%
Crown Castle International Corporation (a)	109,030	3,158,599
SBA Communications Corporation (a)(c)	116,107	3,003,689
		6,162,288
TOTAL COMMON STOCK (Cost $122,549,080)		119,028,657

The accompanying notes are an integral part of these financial statements.

QUANT SMALL CAP FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2008 (Unaudited)

Warrants—0.0%
	Shares	Value
COMMERCIAL SERVICES & SUPPLIES—0.0%
Novamerican Steel, Inc. (a) (Cost $152,018)	95,594	$32,024
Short Term Investments—5.1%
	Par Value	Value
REPURCHASE AGREEMENT—5.1%
Repurchase Agreement with State Street Corp. dated 9/30/08 at 0.05% to be repurchased at $6,323,009 on 10/01/08, collateralized by $6,455,000 U.S. Treasury Bill, 0.77% due 12/11/08 (valued at $6,451,772, including interest) (Cost $6,323,000)	$6,323,000	$6,323,000
TOTAL INVESTMENTS (EXCLUDING INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED) (Cost $129,024,098)		125,383,681
INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED—21.9%
Private Placement—21.9%
SFGA Short-Term Investment Fund (Cost $27,361,624)	27,361,624	27,361,624
TOTAL INVESTMENTS—122.1% (Cost $156,385,722) (d)		152,745,305
OTHER ASSETS & LIABILITIES (NET)—(22.1%)		(27,613,350)
NET ASSETS—100%		$125,131,955

(a)  Non-income producing security

(b)  ADR—American Depositary Receipts

(c)  All or a portion of this security was out on loan.

(d)  See Note 7 within the Notes to Financial Statements for tax basis cost of investments.

The accompanying notes are an integral part of these financial statements.

QUANT LONG/SHORT FUND

SCHEDULE OF INVESTMENTS

September 30, 2008 (Unaudited)

Common Stock—98.3%
Long Positions—126.6%
	Shares	Value
AEROSPACE & DEFENSE—4.4%
BE Aerospace, Inc. (a)	2,610	$41,316
Lockheed Martin Corporation	10,783	1,182,572
Spirit AeroSystems Holdings, Inc. (a)	1,222	19,638
The Boeing Company	25,126	1,440,976
		2,684,502
AIR FREIGHT & COURIER—2.9%
FedEx Corporation	22,348	1,766,386
AIRLINES—1.6%
Southwest Airlines Co.	65,486	950,202
AUTOMOBILES—2.0%
Ford Motor Company (a)	157,348	818,210
TRW Automotive Holdings Corp. (a)	25,697	408,839
		1,227,049
BANKS—3.6%
Associated Banc-Corp.	6,293	125,545
Bank of America Corporation	4,843	169,505
BB&T Corporation	2,930	110,754
BOK Financial Corporation	317	15,346
Fifth Third Bancorp.	8,896	105,862
Popular, Inc.	52	431
Regions Financial Corporation	5,315	51,024
Synovus Financial Corp.	14,536	150,448
TFS Financial Corporation	1,438	18,004
The Bank of New York Mellon Corporation	34,671	1,129,581
U.S. Bancorp	3,540	127,511
Wells Fargo & Company	5,049	189,489
		2,193,500
BEVERAGES—1.2%
Anheuser-Busch Companies, Inc.	3,319	215,337
Brown Forman Inc.	5,463	392,298
Molson Coors Brewing Company	2,350	109,862
		717,497
CHEMICALS—2.3%
Ashland, Inc.	336	9,825
Cabot Corporation	9,787	311,031
Ecolab, Inc.	3,522	170,887
Nalco Holding Company	44,128	818,133
Terra Industries, Inc.	4,208	123,715
		1,433,591

The accompanying notes are an integral part of these financial statements.

QUANT LONG/SHORT FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2008 (Unaudited)

	Shares	Value
COMMERCIAL SERVICES AND SUPPLIES—1.9%
C.H. Robinson Worldwide, Inc.	16,485	$840,076
Iron Mountain Inc. (a)	45	1,098
Steelcase, Inc.	20,118	216,269
Waste Management, Inc.	2,870	90,376
		1,147,819
COMMUNICATIONS EQUIPMENT—3.0%
Corning Inc.	77,766	1,216,260
Motorola, Inc.	85,587	611,091
		1,827,351
COMPUTERS & PERIPHERALS—4.1%
Hewlett-Packard Company	54,091	2,501,168
CONSTRUCTION ENGINEERING—2.8%
AECOM Technology Corporation (a)	2,257	55,161
Jacobs Engineering Group, Inc. (a)	16,232	881,560
Quanta Services, Inc. (a)	29,485	796,390
		1,733,111
CONSUMER SERVICES—1.5%
H&R Block, Inc.	26,744	608,426
Service Corporation International	5,374	44,927
The Western Union Company	9,849	242,975
		896,328
CONTAINERS & PACKAGING—0.0%
Temple-Inland, Inc.	343	5,234
DIVERSIFIED FINANCIAL SERVICES—10.5%
American Express Company	1	36
BlackRock, Inc.	4,616	897,812
Discover Financial Services	4,259	58,859
Janus Capital Group, Inc.	18,016	437,429
JPMorgan Chase & Co.	51,483	2,404,256
Merrill Lynch & Co., Inc.	6,718	169,965
NYSE Euronext	22,416	878,259
T. Rowe Price Group, Inc.	1,030	55,321
The Charles Schwab Corporation	58,467	1,520,142
		6,422,079
DIVERSIFIED TELECOMMUNICATION SERVICES—4.0%
AT&T Corporation	79,271	2,213,246
Verizon Communications, Inc.	8,275	265,545
		2,478,791

The accompanying notes are an integral part of these financial statements.

QUANT LONG/SHORT FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2008 (Unaudited)

	Shares	Value
ELECTRIC UTILITIES—1.9%
Calpine Corporation (a)	53,220	$691,860
DPL, Inc.	1,935	47,988
PG&E Corporation	272	10,186
Reliant Energy, Inc. (a)	60,176	442,294
		1,192,328
ELECTRONIC EQUIPMENT & INSTRUMENTS—1.8%
Amphenol Corporation	1,931	77,510
AVX Corporation	6,735	68,630
FLIR Systems, Inc. (a)	1,529	58,744
Jabil Circuit, Inc.	5,843	55,742
Molex Inc.	22,292	500,456
Tech Data Corporation (a)	5,838	174,264
Trimble Navigation Limited (a)	1,291	33,385
Tyco Electronics, Ltd.	4,410	121,981
		1,090,712
ENERGY EQUIPMENT & SERVICES—3.1%
Halliburton Company	34,074	1,103,657
Schlumberger Limited	10,187	795,503
		1,899,160
FOOD PRODUCTS—1.6%
Tyson Foods, Inc.	76,307	911,105
Wm. Wrigley Jr. Company	504	40,018
		951,123
FOOD STAPLES & DRUG RETAILING—4.8%
Archer-Daniels-Midland Company	35,991	788,563
Costco Wholesale Corporation	1,624	105,446
Dean Foods Company	2,803	65,478
SYSCO Corporation	63,593	1,960,572
Walgreen Co.	692	21,425
		2,941,484
HEALTH CARE EQUIPMENT & SERVICES—4.9%
HLTH Corporation (a)	17,284	197,556
McKesson Corporation	35,250	1,896,803
Stryker Corporation	14,201	884,722
		2,979,081
HEALTH CARE PROVIDERS & SERVICES—6.2%
Aetna, Inc.	9,293	335,570
Cardinal Health, Inc.	39,663	1,954,592
CIGNA Corporation	28,066	953,683

The accompanying notes are an integral part of these financial statements.

QUANT LONG/SHORT FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2008 (Unaudited)

	Shares	Value
HEALTH CARE PROVIDERS & SERVICES (continued)
Health Management Associates, Inc.	4,298	$17,880
Tenet Healthcare Corporation (a)	95,784	531,601
		3,793,326
HOTELS, RESTAURANTS & LEISURE—1.0%
Wyndham Worldwide Corporation	40,648	638,580
HOUSEHOLD DURABLES—0.8%
NVR, Inc. (a)	108	61,776
Snap-on Incorporated	8,261	435,024
		496,800
HOUSEHOLD PRODUCTS—1.9%
Procter & Gamble Company	16,542	1,152,812
INDUSTRIAL CONGLOMERATES—2.1%
General Electric Company	21,703	553,426
KBR, Inc.	37,836	577,756
Tyco International, Ltd.	3,603	126,177
		1,257,359
INSURANCE—2.0%
Alleghany Corporation	16	5,840
Brown & Brown, Inc.	1,380	29,835
Loews Corporation	14,262	563,206
The Travelers Companies, Inc.	11,718	529,654
Unum Group	4,976	124,898
		1,253,433
INTERNET SOFTWARE & SERVICES—1.5%
Google, Inc. (a)	1,929	772,603
Sohu.com, Inc. (a)	2,378	132,574
		905,177
IT CONSULTING & SERVICES—2.2%
Accenture, Ltd.	9,571	363,698
Convergys Corporation (a)	1,296	19,155
Sun Microsystems, Inc. (a)	104,321	792,839
Unisys Corporation (a)	59,915	164,766
		1,340,458
MACHINERY—2.3%
Cummins, Inc.	11,792	515,546
Flowserve Corporation	1,092	96,937
The Manitowoc Company, Inc.	768	11,942
The Timken Company	28,085	796,210
		1,420,635

The accompanying notes are an integral part of these financial statements.

QUANT LONG/SHORT FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2008 (Unaudited)

	Shares	Value
MEDIA—5.3%
Comcast Corporation	28,913	$567,562
News Corporation	88,407	1,060,000
The DIRECTV Group, Inc. (a)	555	14,524
The Interpublic Group of Companies, Inc. (a)	34,906	270,522
The McGraw-Hill Companies, Inc.	4,968	157,038
Time Warner Cable, Inc. (a)	6,711	162,406
Time Warner, Inc.	75,116	984,771
Virgin Media, Inc.	3,635	28,717
Warner Music Group Corp.	1,564	11,886
		3,257,426
METALS & MINING—1.0%
AK Steel Holding Corporation	20,704	536,648
Titanium Metals Corporation	9,239	104,770
		641,418
OIL & GAS—13.6%
Arch Coal, Inc.	7,341	241,446
Chevron Corporation	31,021	2,558,612
ConocoPhillips	3,215	235,499
Exxon Mobil Corporation	52,505	4,077,538
Foundation Coal Holdings, Inc.	9,464	336,729
Occidental Petroleum Corporation	2,829	199,303
Pioneer Natural Resources Company	11,923	623,334
Quicksilver Resources, Inc. (a)	2,702	53,040
		8,325,501
PAPER & FOREST PRODUCTS—0.0%
Domtar Corporation	3,012	13,855
PHARMACEUTICALS & BIOTECHNOLOGY—7.9%
AmerisourceBergen Corporation	45,076	1,697,111
Amgen Inc. (a)	9,121	540,602
Applied Biosystems, Inc.	22,359	765,796
Johnson & Johnson	2,366	163,916
Medco Health Solutions, Inc. (a)	34,401	1,548,045
Sepracor, Inc. (a)	5,951	108,963
		4,824,433
REAL ESTATE—3.9%
Boston Properties, Inc.	18,017	1,687,472
Federal Realty Investment Trust	4	343
Jones Lang LaSalle Incorporated	1,301	56,567
Kimco Realty Corporation	3	111

The accompanying notes are an integral part of these financial statements.

QUANT LONG/SHORT FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2008 (Unaudited)

	Shares	Value
REAL ESTATE (continued)
Plum Creek Timber Company, Inc.	4,568	$227,761
Public Storage	194	19,208
Rayonier, Inc.	8,338	394,804
		2,386,266
RETAILING—1.5%
Bare Escentuals, Inc. (a)	3,150	34,241
Big Lots, Inc. (a)	32,442	902,861
		937,102
SEMICONDUCTOR EQUIPMENT—2.5%
Fairchild Semiconductor International, Inc. (a)	2,431	21,611
Intel Corporation	4,401	82,431
Texas Instruments Inc.	65,424	1,406,616
		1,510,658
SOFTWARE & SERVICES—5.2%
Amdocs Limited (a)	696	19,056
Cerner Corporation (a)	5,378	240,074
Computer Sciences Corporation (a)	2,971	119,405
Lender Processing Services, Inc.	3,505	106,973
MasterCard Incorporated	4,594	814,654
Microsoft Corporation	67,485	1,801,175
Synopsys, Inc. (a)	3,056	60,967
		3,162,304
TEXTILES & APPAREL—0.2%
Nike, Inc.	1,856	124,166
TOBACCO—1.0%
Altria Group, Inc.	12,170	241,453
Philip Morris International Inc. (a)	7,207	346,657
		588,110
WIRELESS TELECOMMUNICATIONS—0.8%
MetroPCS Communications, Inc. (a)	4,916	68,775
NII Holdings, Inc. (a)	5,756	218,268
Telephone and Data Systems, Inc.	1,574	56,270
United States Cellular Corporation (a)	2,510	117,769
		461,082
TOTAL LONG POSITIONS—126.6% (Cost $91,057,218) (b)		77,529,397

The accompanying notes are an integral part of these financial statements.

QUANT LONG/SHORT FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2008 (Unaudited)

Short Positions—(28.3%)
	Shares	Value
AIRLINES—(1.4%)
AMR Corporation (a)	(32,788)	$(321,978)
Copa Holdings, S.A.	(15,795)	(513,338)
		(835,316)
AUTOMOBILES & COMPONENTS—(0.0%)
LKQ Corporation (a)	(1,595)	(27,067)
BANKS—(0.4%)
Sovereign Bancorp, Inc.	(58,273)	(230,178)
BEVERAGES—(0.4%)
Dr Pepper Snapple Group, Inc. (a)	(7,803)	(206,623)
Hansen Natural Corporation (a)	(1,758)	(53,180)
		(259,803)
COMMERCIAL SERVICES AND SUPPLIES—(2.8%)
FTI Consulting, Inc. (a)	(8,853)	(639,540)
Pitney Bowes, Inc.	(11,030)	(366,858)
Weight Watchers International, Inc.	(19,053)	(697,340)
		(1,703,738)
COMMUNICATIONS EQUIPMENT—(0.1%)
Ciena Corporation (a)	(7,759)	(78,211)
COMPUTERS & PERIPHERALS—(0.9%)
SanDisk Corporation (a)	(13,900)	(271,745)
Zebra Technologies Corporation (a)	(10,631)	(296,073)
		(567,818)
CONSTRUCTION & ENGINEERING—(0.6%)
Eagle Materials, Inc.	(15,407)	(344,654)
McDermott International, Inc. (a)	(763)	(19,495)
		(364,149)
CONSUMER SERVICES & SUPPLIES—(0.7%)
Apollo Group, Inc. (a)	(6,756)	(400,631)
CONTAINERS & PACKAGING—(0.1%)
Greif, Inc.	(1,014)	(66,539)
DIVERSIFIED FINANCIAL SERVICES—(3.2%)
Affiliated Managers Group, Inc. (a)	(2,299)	(190,472)
CapitalSource, Inc.	(36,540)	(449,442)
First Horizon National Corporation	(39,034)	(365,360)
Jefferies Group, Inc.	(4,669)	(104,586)
Lazard, Ltd	(1,591)	(68,031)
Legg Mason, Inc.	(6,171)	(234,868)

The accompanying notes are an integral part of these financial statements.

QUANT LONG/SHORT FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2008 (Unaudited)

	Shares	Value
DIVERSIFIED FINANCIAL SERVICES (continued)
MF Global, Ltd.	(2,189)	$(9,500)
Morgan Stanley	(6,194)	(142,462)
MSCI Inc. (a)	(1,686)	(40,464)
The Goldman Sachs Group, Inc.	(2,683)	(343,424)
		(1,948,609)
DIVERSIFIED TELECOMMUNICATION SERVICES—(0.8%)
Embarq Corporation	(5,940)	(240,867)
Frontier Communications Corporation	(4,674)	(53,751)
Windstream Corporation	(17,810)	(194,841)
		(489,459)
ELECTRONIC EQUIPMENT & INSTRUMENTS—(0.2%)
Itron, Inc. (a)	(1,489)	(131,821)
Vishay Intertechnology, Inc. (a)	(831)	(5,501)
		(137,322)
ENERGY EQUIPMENT & SERVICES—(0.3%)
Atwood Oceanics, Inc. (a)	(2,095)	(76,258)
Global Industries, Ltd.	(8,028)	(55,715)
TETRA Technologies, Inc. (a)	(2,225)	(30,816)
		(162,789)
FOOD PRODUCTS—(0.1%)
The J. M. Smucker Company	(944)	(47,851)
HEALTH CARE EQUIPMENT & SERVICES—(0.2%)
Hologic, Inc. (a)	(6,404)	(123,789)
HEALTH CARE PROVIDERS & SERVICES—(1.8%)
LifePoint Hospitals, Inc. (a)	(7,238)	(232,629)
Lincare Holdings, Inc. (a)	(27,928)	(840,354)
		(1,072,983)
HOUSEHOLD DURABLES—(1.2%)
KB Home	(30,036)	(591,109)
M.D.C. Holdings, Inc.	(4,251)	(155,544)
		(746,653)
HOUSEHOLD PRODUCTS—(0.2%)
Energizer Holdings, Inc. (a)	(1,837)	(147,970)
INSURANCE—(1.1%)
Conseco, Inc. (a)	(8,649)	(30,444)
Nationwide Financial Services, Inc.	(2,048)	(101,028)

The accompanying notes are an integral part of these financial statements.

QUANT LONG/SHORT FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2008 (Unaudited)

	Shares	Value
INSURANCE (continued)
OneBeacon Insurance Group, Ltd.	(460)	$(9,729)
XL Capital, Ltd.	(29,769)	(534,056)
		(675,257)
IT CONSULTING & SERVICES—(0.1%)
Affiliated Computer Services, Inc. (a)	(953)	(48,250)
MACHINERY—(0.1%)
John Bean Technologies Corporation (a)	(2,398)	(30,359)
Oshkosh Corporation	(3,054)	(40,190)
		(70,549)
MEDIA—(2.6%)
Central European Media Enterprises, Ltd. (a)	(15,116)	(988,586)
DreamWorks Animation SKG, Inc. (a)	(3,163)	(99,476)
Gannett Co., Inc.	(3,981)	(67,319)
Liberty Media Capital (a)	(8,394)	(209,598)
Regal Entertainment Group	(7,213)	(113,821)
The E. W. Scripps Company	(19,865)	(140,446)
		(1,619,246)
METALS & MINING—(0.7%)
Century Aluminum Company (a)	(14,392)	(398,515)
OIL & GAS—(1.9%)
Chesapeake Energy Corporation	(7,145)	(256,220)
Encore Acquisition Company (a)	(2,579)	(107,751)
Range Resources Corporation	(561)	(24,050)
Teekay Corporation	(18,838)	(496,946)
Tesoro Corporation	(16,844)	(277,757)
		(1,162,724)
PAPER & FOREST PRODUCTS—(1.1%)
Weyerhaeuser Company	(11,259)	(682,070)
PHARMACEUTICALS & BIOTECHNOLOGY—(2.4%)
BioMarin Pharmaceutical, Inc. (a)	(10,194)	(270,039)
Mylan, Inc.	(77,845)	(888,990)
Perrigo Company	(8,334)	(320,526)
		(1,479,555)
REAL ESTATE—(0.0%)
Corrections Corporation of America	(869)	(21,595)
RETAILING—(0.1%)
AutoZone, Inc. (a)	(452)	(55,750)
OfficeMax Incorporated	(254)	(2,258)
		(58,008)

The accompanying notes are an integral part of these financial statements.

QUANT LONG/SHORT FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2008 (Unaudited)

	Shares	Value
TRANSPORT SERVICES—(0.4%)
J.B. Hunt Transport Services, Inc.	(2,269)	$(75,717)
Overseas Shipholding Group, Inc.	(3,282)	(191,373)
		(267,090)
SEMICONDUCTOR EQUIPMENT—(2.0%)
Advanced Micro Devices, Inc. (a)	(8,490)	(44,572)
Integrated Device Technology, Inc. (a)	(4,571)	(35,562)
Linear Technology Corporation	(34,907)	(1,070,249)
QLogic Corporation (a)	(5,772)	(88,658)
		(1,239,041)
SOFTWARE & SERVICES—(0.1%)
ANSYS, Inc. (a)	(2,112)	(79,982)
UTILITIES—(0.2%)
American Water Works Company, Inc.	(1,073)	(23,070)
AGL Resources, Inc.	(1,173)	(36,809)
Mirant Corporation (a)	(3,393)	(62,058)
		(121,937)
TOTAL SHORT POSITIONS (28.3%) (Proceeds $19,390,187) (b)		(17,334,694)
TOTAL INVESTMENTS 98.3% (Cost $71,667,031) (b)		60,194,703
OTHER ASSETS & LIABILITIES (NET)—1.7%		1,063,344
NET ASSETS—100%		$61,258,047

(a)  Non-Income producing security

(b)  See Note 7 within the Notes to Financial Statements for tax basis cost of investments.

The percentage of each investment category is calculated as a percentage of net assets.

All long security holdings are held as collateral for short security positions.

The accompanying notes are an integral part of these financial statements.

QUANT EMERGING MARKETS FUND

SCHEDULE OF INVESTMENTS

September 30, 2008 (Unaudited)

Common Stock—90.8%
	Shares	Value
BRAZIL—10.9%
Companhia de Saneamento Basico de Estado de Sao Paolo	431,294	$5,909,212
Empresa Brasileira de Aeronautica SA	42,674	290,677
Gerdau SA (a)	564,174	6,262,331
Petroleo Brasileiro SA (a)	387,436	14,497,855
Unibanco-Uniao de Bancos Brasileiros SA (b)	69,713	7,035,436
Usinas Siderurgicas de Minas Gerais SA (a) (c)	156,600	3,370,815
		37,366,326
CHINA—13.5%
Angang Steel Company Limited	2,995,000	2,707,144
Chaoda Modern Argriculture (Holdings) Limited	8,172,693	6,818,952
China Construction Bank Corporation	6,697,000	4,345,986
China Mobile Limited	687,500	6,807,325
China Netcom Group Corp.	573,000	1,267,521
China Shipping Development Company, Ltd.	3,704,000	4,735,847
CNOOC Limited	6,491,000	7,396,604
CNPC Limited	4,130,000	1,728,267
Dongfeng Motor Group Co. Ltd.	574,000	205,463
Hopson Development Holdings Limited (d)	2,532,000	1,268,209
Industrial and Commercial Bank of China	7,652,000	4,512,507
Jiangxi Copper Company Limited	1,227,000	1,197,543
Shenzhen Investment Limited	5,966,000	868,039
Yanzhou Coal Mining Co. Ltd.	1,732,000	1,784,084
		45,643,491
CZECH REPUBLIC—3.5%
Ceske Energeticke Zavody	153,782	9,456,071
Komerÿcní Banka	11,802	2,579,913
		12,035,984
EGYPT—0.2%
Commercial International Bank	103,000	749,897
HUNGARY—1.7%
MOL Hungarian Oil and Gas Nyrt.	17,400	1,569,863
OTP Bank Nyrt.	117,984	4,185,293
		5,755,156
INDIA—3.1%
Infosys Technologies Limited (a)	249,951	8,325,868
Mahindra & Mahindra Ltd. (b)	118,400	1,314,240
State Bank of India (b)	18,062	1,092,751
		10,732,859

The accompanying notes are an integral part of these financial statements.

QUANT EMERGING MARKETS FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2008 (Unaudited)

	Shares	Value
ISRAEL—3.8%
Bank Leumi Le Israel	615,405	$2,179,098
Mizrahi Tefahot Bank Ltd.	392,100	2,493,695
Partner Communications Company Ltd.	438,714	8,303,576
		12,976,369
MALAYSIA—2.5%
Asiatic Development BHD	1,123,500	1,501,264
Hong Leong Bank BHD	814,200	1,336,305
PPB Group BHD	948,900	2,356,745
Tenaga Nasional BHD	1,152,100	2,275,753
UMW Holdings BHD	662,100	1,115,521
		8,585,588
MEXICO—5.0%
America Movil SAB de CV	2,074,410	4,793,964
Consorcio Ara S.A. de CV	4,496,400	2,499,457
Controladora Comercial Mexicana SA de CV	944,854	2,174,087
Grupo Mexico SAB de CV	4,951,592	5,189,118
Telefonos De Mexico SAB de CV International (Telmex)	1,971,020	2,514,606
		17,171,232
PHILIPPINES—0.5%
First Philippine Holdings Corporation	1,863,300	772,250
Petron Corporation	7,341,598	920,625
		1,692,875
POLAND—0.5%
Globe Trade Centre S.A. (c)	199,633	1,808,450
RUSSIA—8.2%
Gazprom (a)	425,627	13,173,157
JSC MMC Norilsk Nickel (a)	351,000	4,798,170
LUKoil (a)	62,900	3,698,520
SISTEMA JSFC (b)	198,426	3,238,312
Tatneft (b)	44,546	3,153,857
		28,062,016
SOUTH AFRICA—9.5%
Adcock Ingram Holdings Ltd	236,093	956,307
African Bank Investments Limited	1,886,490	5,713,991
African Rainbow Minerals Limited	256,175	4,828,001
MTN Group Limited	609,120	8,419,479
Nampak Limited	912,654	1,537,937
Sasol Ltd.	37,525	1,578,153

The accompanying notes are an integral part of these financial statements.

QUANT EMERGING MARKETS FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2008 (Unaudited)

	Shares	Value
SOUTH AFRICA (continued)
Standard Bank Group Limited	374,213	$4,206,824
Steinhoff International Holdings Limited	619,758	1,173,241
Tiger Brands Limited	236,093	3,899,010
		32,312,943
SOUTH KOREA—12.2%
Daelim Industrial Co., Ltd.	75,710	4,510,169
Dongbu Insurance Co., Ltd.	125,500	2,781,495
Hyundai Marine & Fire Insurance, Co., Ltd.	329,198	5,100,462
Hyundai Heavy Industries Co., Ltd.	33,251	7,410,845
Hyundai Mipo Dockyard Co., Ltd.	19,340	2,708,033
Korea Exchange Bank	214,370	1,953,743
LG Electronics Inc.	7,381	660,465
POSCO	6,329	2,317,758
Samsung Electronics Co., Ltd.	20,040	8,949,468
Shinhan Financial Group Co., Ltd.	118,320	4,107,550
SK Holdings Co., Ltd.	14,320	1,293,243
		41,793,231
TAIWAN—9.7%
AU Optronics Corp.	2,796,420	3,085,741
China Steel Corporation	6,651,207	6,491,705
Chunghwa Picture Tubes Ltd.	10,416,000	1,602,636
D-Link Corporation	33,619	28,267
Delta Electronics Inc.	582	1,483
Far Eastern Textile Ltd.	529,000	365,037
MediaTek Incorporation	3,517	35,529
Nan Ya Plastics Corporation	3,434,000	4,990,115
Powertech Technology Inc.	2,848,890	6,110,172
Quanta Computer	4,370,000	5,311,129
Siliconware Precision Industries Company	32,422	36,784
U-Ming Marine Transport Corporation	523,000	731,548
Unimicron Technology Corp.	5,605,785	4,382,310
		33,172,456
THAILAND—1.6%
PTT Aromatics and Refining	1,663,281	1,017,132
PTT Chemical	704,800	1,748,987
PTT Public Company Limited	360,400	2,640,449
		5,406,568

The accompanying notes are an integral part of these financial statements.

QUANT EMERGING MARKETS FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2008 (Unaudited)

	Shares	Value
TURKEY—4.4%
Turkcell Iletisim Hizmetleri AS	364,889	$2,372,193
Turkiye Garanti Bankasi AS	1,214,870	2,911,805
Turkiye Sise ve Cam Fabrikalari AS	3,138,678	3,859,736
Yapi ve Kredi Bankasi AS	2,706,839	5,724,497
		14,868,231
TOTAL COMMON STOCK (Cost $371,319,904)		310,133,672
Preferred Stock—5.9%
BRAZIL—5.9%
Banco Bradesco SA (a)	554,948	8,934,663
Companhia Vale do Rio Doce (a)	604,700	10,703,190
Eletropaulo Metropolitana	28,152	387,910
TOTAL PREFERRED STOCK (Cost $15,357,367)		20,025,763
Exchange Traded Funds—1.1%
iShares MSCI Emerging Market Index Fund (Cost $3,452,028)	104,638	3,613,150
Short Term Investments—2.1%
	Par Value	Value
REPURCHASE AGREEMENT—2.1%
Repurchase Agreement with State Street Corp. dated 9/30/08 at 0.05% to be repurchased at $7,164,010 on 10/01/08, collateralized by $7,315,000 U.S. Treasury Bill, 0.77% due 12/11/08 (valued at $7,311,343, including interest) (Cost $7,164,000)	$7,164,000	$7,164,000
TOTAL INVESTMENTS (EXCLUDING INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED) (Cost $397,293,299)		340,936,585

The accompanying notes are an integral part of these financial statements.

QUANT EMERGING MARKETS FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2008 (Unaudited)

	Par Value	Value
INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED—0.6%
Private Placement—0.6%
SFGA Short-Term Investment Fund (Cost $1,997,232)	$1,997,232	$1,997,232
TOTAL INVESTMENTS—100.5% (Cost $399,290,531)		342,933,817
OTHER ASSETS & LIABILITIES (NET)—(0.5%)		(1,632,576)
NET ASSETS—100%		$341,301,241

(a)  ADR—American Depositary Receipts

(b)  GDR—Global Depositary Receipts

(c)  Non-income producing security.

(d)  All or a portion of this security was out on loan.

(e)  See Note 7 within the Notes to Financial Statements for tax basis cost of investments.

The percentage of each investment category is calculated as a percentage of net assets.

SECTOR ALLOCATIONS (as a percentage of Total Common, Preferred Stock, and Exchange Traded Funds)
Financials	22.7%
Materials	18.2%
Energy	15.9%
Information Technology	11.4%
Telecommunication Services	9.9%
Industrials	6.6%
Utilities	5.6%
Consumer Staples	4.4%
Consumer Discretionary	3.9%
Exchange Traded Funds	1.1%
Healthcare	0.3%

The accompanying notes are an integral part of these financial statements.

QUANT FOREIGN VALUE FUND

SCHEDULE OF INVESTMENTS

September 30, 2008 (Unaudited)

Common Stock—97.0%
	Shares	Value
AUSTRALIA—1.7%
BHP Billiton Ltd.	341,850	$8,378,796
AUSTRIA—2.1%
Andritz AG	243,460	10,284,116
BELGIUM—4.4%
KBC Groep N.V.	134,556	11,316,541
Solvay S.A.	84,380	10,253,412
		21,569,953
CANADA—1.5%
Methanex Corporation	372,607	7,367,096
FINLAND—6.8%
Cargotec Corp., Class B	386,850	7,745,693
Kone Corporation OYJ-B	376,800	10,080,512
Konecranes OYJ	346,080	8,094,019
UPM-Kymmene OYJ	83,298	1,283,128
Yit OYJ	593,900	6,104,559
		33,307,911
FRANCE—7.6%
Christian Dior S.A.	125,573	9,383,470
Compagnie de Saint Gobain S.A.	171,820	8,744,602
Imerys S.A.	178,598	10,167,132
Tecnip S.A.	167,500	9,285,351
		37,580,555
GERMANY—9.6%
BASF SE	205,700	9,775,212
Continental AG	116,337	9,550,025
Demag Cranes AG	128,000	5,015,812
Hannover Rueckvers	151,600	5,488,067
Muenchener Ruckvers AG	39,400	5,892,231
Tognum AG	601,900	11,720,999
		47,442,346
IRELAND—8.2%
Anglo Irish Bank Corporation plc	1,684,608	9,118,016
Bank of Ireland	1,556,039	8,654,374
CRH PLC	364,488	7,690,869
Greencore Group plc	3,982,391	9,926,986
Smurfit Kappa PLC (b)	1,141,000	4,851,887
		40,242,132

The accompanying notes are an integral part of these financial statements.

QUANT FOREIGN VALUE FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2008 (Unaudited)

	Shares	Value
ITALY—1.0%
Trevi Finanziaria SpA	299,293	$4,880,038
JAPAN—19.8%
Asahi Breweries Ltd.	636,300	11,052,506
Culture Convenience Club Co., Ltd.	402,400	2,970,611
Iino Kaiun Kaisha, Ltd.	1,596,600	12,389,363
Kansai Electric Power Company Inc.	484,500	10,748,372
KDDI Corporation	2,056	11,431,927
Maruichi Steel Tube Ltd.	331,500	8,950,156
Meiji Dairies Corporation	2,081,000	10,981,582
Nippon Yusen Kabushiki Kaisha	1,550,000	9,774,379
Showa Denko K.K.	4,730,000	9,689,512
Tokyo Electric Power Company Inc.	398,400	9,740,923
		97,729,331
MEXICO—2.1%
Cemex S.A. de CV (a)	609,208	10,490,562
NORWAY—3.0%
Camillo Eitzen & Co. ASA	731,779	5,838,431
DnB NOR ASA	1,154,523	8,701,696
Eitzen Maritime Services ASA (b)	231,851	87,374
		14,627,501
SOUTH AFRICA—5.2%
Metorex Limited (b)	4,759,918	7,437,506
Sappi Ltd.	865,460	8,321,881
Sasol Ltd.	241,135	10,141,185
		25,900,572
SOUTH KOREA—4.3%
Samsung Electronics Company Ltd.	24,085	10,755,885
SK Telecom Company Ltd.	62,293	10,606,248
		21,362,133
SPAIN—2.5%
Banco Bilbao Vizcaya Argentaria	760,446	12,270,750
SWEDEN—5.7%
Autoliv Inc.	322,134	10,872,023
Duni AB	1,179,500	6,279,353
Investor AB	607,356	11,120,295
		28,271,671
THAILAND—2.0%
Thai Oil Plc	8,032,900	9,848,312

The accompanying notes are an integral part of these financial statements.

QUANT FOREIGN VALUE FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2008 (Unaudited)

	Shares	Value
UNITED KINGDOM—9.5%
Barratt Developments PLC	4,627,039	$8,628,555
Bellway PLC	1,254,274	12,057,772
Lloyds TSB Group PLC	2,268,727	9,148,109
Persimmon PLC	1,640,443	11,630,485
Taylor Wimpey PLC	9,050,583	5,679,584
		47,144,505
TOTAL COMMON STOCK (Cost $827,840,030)		478,698,280
Short Term Investments—1.4%
	Par Value	Value
COMMERCIAL PAPER—1.4%
American Express Co. CP, 1.00%, due 10/01/2008 (Cost $7,105,000)	$7,105,000	$7,105,000
TOTAL INVESTMENTS—98.4% (Cost $835,318,240) (c)		485,803,280
OTHER ASSETS & LIABILITIES (NET)—1.6%		8,005,676
NET ASSETS—100%		$493,808,956

(a)  ADR—American Depository Receipts

(b)  Non-income producing security

(c)  See Note 7 within the Notes to Financial Statements for tax basis cost of investments.

The percentage of each investment category is calculated as a percentage of net assets.

SECTOR ALLOCATIONS (as a percentage of Total Common and Preferred Stock)
Materials	21.9%
Industrials	21.0%
Financials	17.1%
Consumer Discretionary	16.1%
Consumer Staples	6.7%
Energy	6.1%
Telecommunication Services	4.6%
Utilities	4.3%
Information Technology	2.2%

The accompanying notes are an integral part of these financial statements.

QUANT FOREIGN VALUE SMALL CAP FUND

SCHEDULE OF INVESTMENTS

September 30, 2008 (Unaudited)

Common Stock—87.6%
	Shares	Value
AUSTRALIA—1.5%
Austal Limited	174,700	$328,741
BELGIUM—2.8%
Barco NV	14,000	632,975
CAMBODIA—1.9%
NagaCorp Ltd.	2,273,000	430,224
CHINA—7.4%
China Fishery Group Limited	597,000	420,643
Sichuan Expressway Company Limited	2,289,000	489,251
Sichuan Xinhua Winshare Chainstore Co., Ltd.	1,667,000	379,915
Sinopec Kantons Holdings Limited	3,125,000	370,182
		1,659,991
FINLAND—3.4%
Salcomp Oyj	108,400	377,003
Uponor Oyj	31,100	388,420
		765,423
FRANCE—1.7%
Bonduelle SA	4,700	379,599
GERMANY—3.5%
Demag Cranes AG	10,900	427,128
Heidelberger Druckmaschinen AG	22,300	347,592
		774,720
HONG KONG—2.2%
VTech Holdings Limited	85,000	492,503
INDIA—8.0%
KRBL Limited (b)	160,000	342,400
LIC Housing Finance Ltd. (b)	65,500	398,240
NIIT Technologies (b)	197,000	362,480
South Indian Bank (b)	196,000	431,200
Usha Martin Group (b)	220,000	248,600
		1,782,920
IRELAND—4.2%
Grafton Group plc	75,700	344,284
Greencore Group plc	116,500	290,347
IFG Group plc	167,800	297,465
		932,096

The accompanying notes are an integral part of these financial statements.

QUANT FOREIGN VALUE SMALL CAP FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2008 (Unaudited)

	Shares	Value
ITALY—3.5%
De'Longhi SpA	114,000	$375,210
Trevi Finanziaria SpA	25,100	409,261
		784,471
JAPAN—8.6%
Accordia Golf Co., Ltd.	453	401,127
Culture Convenience Club Co., Ltd.	108,100	798,020
Iino Kaiun Kaisha, Ltd.	56,800	440,759
Makino Milling Machine Co., Ltd.	74,000	287,114
		1,927,020
NORWAY—4.7%
ABG Sundal Collier Holding ASA	312,000	275,408
SpareBank 1 SMN	59,900	386,392
SpareBank 1 Nord-Norge	36,500	377,956
		1,039,756
RUSSIA—2.2%
Bank Vozrozhdenie	17,400	495,030
SINGAPORE—1.2%
Breadtalk Group Ltd.	1,014,000	258,195
SOUTH AFRICA—4.3%
Metorex Limited (a)	238,700	372,975
New Clicks Holdings	313,700	584,428
		957,403
SWEDEN—4.6%
Duni AB	65,700	349,770
Nolato AB	54,700	393,525
Transcom WorldWide S.A.	90,800	269,134
		1,012,429
SWITZERLAND—3.1%
Bobst Group SA	6,200	315,789
Vetropack Holding AG	226	384,711
		700,500
UNITED KINGDOM—18.8%
Alternative Networks PLC	185,000	439,677
Character Group plc	214,600	181,470
Clarkson PLC	25,000	338,915
CSR plc (a)	80,900	373,017
Filtrona plc	156,900	450,405

The accompanying notes are an integral part of these financial statements.

QUANT FOREIGN VALUE SMALL CAP FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2008 (Unaudited)

	Shares	Value
UNITED KINGDOM (continued)
Galliford Try	515,000	$412,573
Halfords Group plc	93,967	433,686
Hampson Industries PLC	145,000	334,286
Keller Group plc	37,800	446,492
The Restaurant Group plc	196,200	433,987
Vitec Group plc	57,700	358,237
		4,202,745
TOTAL COMMON STOCK (Cost $24,061,193)		19,556,741
Preferred Stock—2.0%
GERMANY—2.0%
Drägerwerk AG (Cost $527,966)	8,400	448,858
Exchange Traded Funds—6.0%
OTHER—6.0%
iShares MSCI EAFE Small Cap Index Fund	19,500	658,710
SPDR S&P International Small Cap Fund	27,600	674,820
TOTAL EXCHANGE TRADED FUNDS (Cost $3,430,484)		1,333,530
TOTAL INVESTMENTS—95.6% (Cost $28,019,643) (c)		21,339,129
OTHER ASSETS & LIABILITIES (NET)—4.4%		978,716
NET ASSETS—100%		$22,317,845

(a)  Non-income producing security

(b)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,782,920 or 8.0% of net assets.

(c)  See Note 7 within the Notes to Financial Statements for tax basis cost of investments.

The percentage of each investment category is calculated as a percentage of net assets.

The accompanying notes are an integral part of these financial statements.

QUANT FOREIGN VALUE SMALL CAP FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2008 (Unaudited)

SECTOR ALLOCATIONS (as a percentage of Total Common and Preferred Stock)
Industrials	27.9%
Consumer Discretionary	22.2%
Financials	12.5%
Information Technology	10.6%
Consumer Staples	7.9%
Materials	6.8%
Commingled Fund	6.2%
Health Care	2.1%
Telecommunication Services	2.1%
Energy	1.7%

The accompanying notes are an integral part of these financial statements.

QUANT FUNDS

STATEMENT OF ASSETS AND LIABILITIES

September 30, 2008 (Unaudited)

	Small Cap	Long/Short	Emerging Markets	Foreign Value	Foreign Value Small Cap
Assets:
Investments at Value (Note 2)	$146,422,305	$77,529,397	$335,769,817	$478,698,280	$21,339,129
Repurchase Agreements/Commercial Paper	6,323,000	—	7,164,000	7,105,000	—
Foreign Currency at Value (Cost $3,271,693 for Emerging Markets,	—	—	3,259,515	373,761	60,555
$373,210 for Foreign Value and $60,587 for Foreign Value Small Cap)	—	—	—	—	—
Cash	1,071	1,093,399	1,970	140,361	1,024,287
Cash on Deposit with Brokers For Securities Sold Short	—	—	—	—	—
Dividends, Interest and Foreign Tax Reclaims Receivable	250,682	82,654	369,736	2,101,334	87,560
Receivable for Investments Sold	972,523	—	1,489,696	6,553,244	—
Receivable for Shares of Beneficial Interest Sold	224,162	11,710	709,176	369,053	40,098
Unrealized gain on forward foreign currency contracts (Note 2)	—	—	4	35,682	—
Other Assets	13,863	27,527	7,238	22,387	—
Total Assets	$154,207,606	$78,744,687	$348,771,152	$495,399,102	$22,551,630
Liabilities:
Securities Sold Short, at Value (proceeds of $19,390,187)	$—	$17,334,694	$—	$—	$—
Payable for Investments Purchased	1,442,276	—	4,148,072	—	203,401
Payable for Shares of Beneficial Interest Repurchased	104,176	24,722	654,650	877,260	28
Due to broker for securities sold short	—	18,739	—	—	—
Payable upon return of securities loaned (Note 2)	27,361,624	—	1,997,232	—	—
Payable for Compensation of Manager (Note 3)	101,460	49,167	277,281	424,611	17,868
Payable for Distribution Fees (Note 3)	22,594	13,335	69,272	99,658	3,734
Payable to Custodian	3,335	5,843	53,472	40,605	—
Payable to Transfer Agent (Note 3)	16,930	16,029	53,138	108,563	3,042
Payable for Foreign Capital Gain Tax	—	—	167,505	—	838
Payable for Dividend Expense on Securities Sold Short	—	20,700	—	—	—
Unrealized loss on forward foreign currency contracts (Note 2)	—	—	1,326	1,782	3,023
Other Accrued Expenses	23,256	3,411	47,963	37,667	1,851
Total Liabilities	29,075,651	17,486,640	7,469,911	1,590,146	233,785
Net Assets	$125,131,955	$61,258,047	$341,301,241	$493,808,956	$22,317,845

QUANT FUNDS

STATEMENT OF ASSETS AND LIABILITIES (continued)

September 30, 2008 (Unaudited)

The accompanying notes are an integral part of these financial statements.

QUANT FUNDS

STATEMENT OF ASSETS AND LIABILITIES (continued)

September 30, 2008 (Unaudited)

	Small Cap	Long/Short	Emerging Markets	Foreign Value	Foreign Value Small Cap
Net Assets Consist Of:
Shares of Beneficial Interest	$135,057,390	$73,956,440	$383,550,664	$744,136,327	$28,865,653
Undistributed Net Investment Income	225,642	(237,463)	6,247,709	15,362,200	106,329
Accumulated Net Realized Gain/(Loss) on Investments and Foreign Denominated Assets, Liabilities and Currency	(6,510,660)	(988,602)	8,086,239	83,520,160	29,349
Unrealized Appreciation/(Depreciation) of Investments and Foreign Denominated Assets, Liabilities and Currency	(3,640,417)	(11,472,328)	(56,583,371)	(349,209,731)	(6,683,486)
Net Assets	$125,131,955	$61,258,047	$341,301,241	$493,808,956	$22,317,845
Investments at Cost	$150,062,722	$91,057,218	$392,126,531	$827,840,030	$28,019,643
Net assets
Ordinary Shares	$101,941,136	$60,428,948	$307,589,021	$424,866,043	$17,683,684
Institutional Shares	$23,190,819	$829,099	$33,712,220	$68,942,913	$4,634,161
Shares of Beneficial Interest Outstanding (Unlimited Number of Shares Authorized) Ordinary Shares	6,018,219	5,005,891	16,230,696	32,334,983	2,377,306
Institutional Shares	1,217,113	65,880	1,749,989	5,212,076	622,680
Net Asset Value and Offering Price Per Share* Ordinary Shares	$16.94	$12.07	$18.95	$13.14	$7.44
Institutional Shares	$19.05	$12.59	$19.26	$13.23	$7.44

  *  Prior to August 7, 2008, a deferred sales charge of 1% of the net asset value of the Ordinary Shares redeemed was withheld and paid to the Distributor. The fee was eliminated on this date. Prior to July 30, 2007 a redemption fee of 2% was withheld and paid to the Funds on redemptions of Institutional Shares made within 60 days of purchase. The fee was eliminated on this date.

QUANT FUNDS

STATEMENT OF ASSETS AND LIABILITIES (continued)

September 30, 2008 (Unaudited)

The accompanying notes are an integral part of these financial statements.

QUANT FUNDS

STATEMENT OF OPERATIONS

Six Months Ended September 30, 2008 (Unaudited)

	Small Cap	Long/Short	Emerging Markets	Foreign Value	Foreign Value Small Cap
Investment Income:
Dividends*	$1,064,541	$647,132	$9,107,226	$16,052,411	$221,416
Interest	4,202	—	8,898	71,516	15,254
Securities Lending Income	212,077	—	35,777	593,880
Miscellaneous	66,863	1,100	650	—	—
Total Investment Income	1,347,683	648,232	9,152,551	16,717,807	236,670
Expenses:
Dividend Expense On Securities Sold Short	—	197,939.00	—	—	—
Stock Loan Fees	—	83,185.00	—	—	—
Compensation of Manager (Note 3)	732,047	357,877	2,546,393	3,868,242	69,739
Distribution Fees, Ordinary Shares (Note 3)	150,853	88,230	581,779	818,020	12,032
Custodian and Fund Accounting Fees	29,241	46,692	279,584	243,153	11,385
Transfer Agent Fees (Note 3) :
Ordinary Shares	102,104	60,526	376,438	539,875	7,823
Institutional Shares	20,784	919	35,192	97,792	3,477
Audit and Legal	10,255	5,037	36,904	56,707	7,247
Registration Fees	23,552	16,449	30,325	31,933	11,517
Insurance	6,265	3,077	22,555	34,682	452
Compensation of Trustees (Note 3)	2,111	3,128	22,920	35,219	464
Printing	14,590	7,166	52,504	80,677	1,063
Miscellaneous	30,506	15,884	79,150	118,170	5,923
Total Expenses Before Waivers/ Reimbursements/Reductions	1,122,308	886,109	4,063,744	5,924,470	131,122
Waivers and/or Reimbursements of Expenses (Note 3)	—	—	—	—	—
Fees Reduced by Credits Allowed by Custodian (Note 3)	(267)	(414)	—	(25)	(781)
Expenses, Net	1,122,041	885,695	4,063,744	5,924,445	130,341
Net Investment Income/(Loss)	225,642	(237,463)	5,088,807	10,793,362	106,329
Realized and Unrealized Gain/(Loss) on Investments, Foreign Currency, and Foreign Translation:
Net Realized Gain/(Loss) (Note 2) on:
Investments	(6,934,163)	(3,224,963)	6,589,191	25,447,900	68,564
Securities Sold Short Transactions	—	3,052,585	—	—	—
Foreign Denominated Assets, Liabilities, and Currency	—	—	(446,553)	(371,593)	(39,215)
Change in Unrealized Appreciation/(Depreciation) of:
Investments	(12,029,694)	(10,247,331)	(162,131,829)	(319,657,483)	(6,680,514)
Securities Sold Short Transactions	—	337,093	—	—	—
Foreign Denominated Assets, Liabilities, and Currency	—	—	88,606	(97,460)	(2,972)
Net Increase/(Decrease) in Net Assets from Operations	$(18,738,215)	$(10,320,079)	$(150,811,778)	$(283,885,274)	$(6,547,808)

  *  Dividends are net of foreign withholding taxes of $1,198,666 for Emerging Markets,
$1,743,273 for Foreign Value and $6,089 for Foreign Value Small Cap.

QUANT FUNDS

STATEMENT OF OPERATIONS (continued)

Six Months Ended September 30, 2008 (Unaudited)

The accompanying notes are an integral part of these financial statements.

QUANT FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

	Small Cap
	Six Months Ended September 30, 2008 (Unaudited)	Year Ended March 31, 2008
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income/(Loss)	$225,642	$541,002
Net Realized Gain/(Loss) on Investments Foreign Denominated Assets, Liabilities, and Currency	(6,934,163)	3,687,730
Unrealized Appreciation/(Depreciation) of Investments, Foreign Denominated Assets, Liabilities, and Currency	(12,029,694)	(32,356,469)
Net Increase/(Decrease) From Operations	(18,738,215)	(28,127,737)
Distributions To Shareholders From:
Net Investment Income
Ordinary Shares	—	(695,910)
Institutional Shares	—	(212,209)
Net Realized Gains
Ordinary Shares	—	(5,163,768)
Institutional Shares	—	(912,696)
Total Distributions	—	(6,984,583)
Fund Share Transactions (Note 8)	(361,326)	41,945,963
Increase/(Decrease) in Net Assets	(19,099,541)	6,833,643
Net Assets Beginning of Period	144,231,496	137,397,853
Net Assets End of Period*	$125,131,955	$144,231,496
* Includes Undistributed Net Investment Income/(Loss) of:	$225,642	$—

The accompanying notes are an integral part of these financial statements.

QUANT FUNDS

STATEMENTS OF CHANGES IN NET ASSETS (continued)

	Long/Short
	Six Months Ended September 30, 2008 (Unaudited)	Year Ended March 31, 2008
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income/(Loss)	$(237,463)	$(414,875)
Net Realized Gain/(Loss) on Investments Foreign Denominated Assets, Liabilities, and Currency	(172,378)	708,912
Unrealized Appreciation/(Depreciation) of Investments, Foreign Denominated Assets, Liabilities, and Currency	(9,910,238)	(12,384,086)
Net Increase/(Decrease) From Operations	(10,320,079)	(12,090,049)
Distributions To Shareholders From:
Net Investment Income
Ordinary Shares	—	—
Institutional Shares	—	—
Net Realized Gains
Ordinary Shares	—	(2,784,569)
Institutional Shares	—	(40,493)
Total Distributions	—	(2,825,062)
Fund Share Transactions (Note 8)	801,955	9,036,626
Increase/(Decrease) in Net Assets	(9,518,124)	(5,878,485)
Net Assets Beginning of Period	70,776,171	76,654,656
Net Assets End of Period*	$61,258,047	$70,776,171
* Includes Undistributed Net Investment Income/(Loss) of:	$(237,463)	$—

The accompanying notes are an integral part of these financial statements.

QUANT FUNDS

STATEMENTS OF CHANGES IN NET ASSETS (continued)

	Emerging Markets
	Six Months Ended September 30, 2008 (Unaudited)	Year Ended March 31, 2008
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income/(Loss)	$5,088,807	$4,342,943
Net Realized Gain/(Loss) on Investments Foreign Denominated Assets, Liabilities, and Currency	6,142,638	14,231,373
Unrealized Appreciation/(Depreciation) of Investments, Foreign Denominated Assets, Liabilities, and Currency	(162,043,223)	25,577,768
Net Increase/(Decrease) From Operations	(150,811,778)	44,152,084
Distributions To Shareholders From:
Net Investment Income
Ordinary Shares	—	(2,737,870)
Institutional Shares	—	(245,672)
Net Realized Gains
Ordinary Shares	—	(13,996,034)
Institutional Shares	—	(912,227)
Total Distributions	—	(17,891,803)
Fund Share Transactions (Note 8)	(39,849,490)	216,245,548
Increase/(Decrease) in Net Assets	(190,661,268)	242,505,829
Net Assets Beginning of Period	531,962,509	289,456,680
Net Assets End of Period*	$341,301,241	$531,962,509
* Includes Undistributed Net Investment Income/(Loss) of:	$6,247,709	$1,158,902

The accompanying notes are an integral part of these financial statements.

QUANT FUNDS

STATEMENTS OF CHANGES IN NET ASSETS (continued)

	Foreign Value
	Six Months Ended September 30, 2008 (Unaudited)	Year Ended March 31, 2008
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income/(Loss)	$10,793,362	$9,809,059
Net Realized Gain/(Loss) on Investments Foreign Denominated Assets, Liabilities, and Currency	25,076,307	114,355,156
Unrealized Appreciation/(Depreciation) of Investments, Foreign Denominated Assets, Liabilities, and Currency	(319,754,943)	(250,177,422)
Net Increase/(Decrease) From Operations	(283,885,274)	(126,013,207)
Distributions To Shareholders From:
Net Investment Income
Ordinary Shares	—	(8,306,521)
Institutional Shares	—	(1,625,215)
Net Realized Gains
Ordinary Shares	—	(47,842,406)
Institutional Shares	—	(7,292,444)
Total Distributions	—	(65,066,586)
Fund Share Transactions (Note 8)	(144,440,440)	219,910,761
Increase/(Decrease) in Net Assets	(428,325,714)	28,830,968
Net Assets Beginning of Period	922,134,670	893,303,702
Net Assets End of Period*	$493,808,956	$922,134,670
* Includes Undistributed Net Investment Income (Loss) of:	$15,362,200	$4,568,838

The accompanying notes are an integral part of these financial statements.

QUANT FUNDS

STATEMENTS OF CHANGES IN NET ASSETS (continued)

Foreign Value Small Cap
Period Ended+ September 30, 2008 (Unaudited)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income/(Loss)	$106,329
Net Realized Gain/(Loss) on Investments Foreign Denominated Assets, Liabilities, and Currency	29,349
Unrealized Appreciation/(Depreciation) of Investments, Foreign Denominated Assets, Liabilities, and Currency	(6,683,486)
Net Increase/(Decrease) From Operations	(6,547,808)
Distributions To Shareholders From:
Net Investment Income
Ordinary Shares	—
Institutional Shares	—
Net Realized Gains
Ordinary Shares	—
Institutional Shares	—
Total Distributions	—
Fund Share Transactions (Note 8)	28,865,653
Increase/(Decrease) in Net Assets	22,317,845
Net Assets Beginning of Period	—
Net Assets End of Period*	$22,317,845
* Includes Undistributed Net Investment Income/(Loss) of:	$106,329

  +  Fund commenced operations May 1, 2008.

The accompanying notes are an integral part of these financial statements.

QUANT LONG/SHORT FUND

STATEMENT OF CASH FLOWS

Six Months Ended September 30, 2008 (Unaudited)

Increase (Decrease) in cash—
Cash flows from operating activities:
Net increase/(decrease) in net assets from operations	$(10,320,079)
Purchase of investment securities	(81,279,917)
Sale of investment securities	80,749,198
Decrease in deposits with brokers for short sales	9,397
Increase in dividends and interest receivable	(7,328)
Decrease in accrued expenses	(18,955)
Decrease in payable for dividend expense on shorts	(10,715)
Decrease in securities sold short	(2,757,253)
Change in unrealized appreciation/(depreciation) on securities	9,910,238
Net realized losses on investments	3,224,963
Net cash used in operating activities	(500,451)
Cash flows from financing activities:
Proceeds from shares sold	3,493,291
Payment for shares repurchased	(2,772,688)
Net cash provided by financing activities	720,603
Net increase/(decrease) in cash	220,152
Cash:
Beginning balance—04/01/08	873,247
Ending balance—9/30/08	$1,093,399

Supplemental disclosure of cash flow information:

For purposes of reporting the statement of cash flows, the Fund considers all cash accounts that are not subject to withdrawal restrictions or penalties to be cash equivalents. Security and Exchange Commission regulations do not require cash flow statements for Small Cap, Emerging Markets, Foreign Value and Foreign Value Small Cap Funds.

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

		Income from Investment Operations:			Less Distributions:						Ratios and Supplemental Data:
	Net Asset Value,	Net investment	Net realized and unrealized gain/	Total from	Dividends from net	Distributions from		Net Asset		Net Assets, End of	Ratios of expenses to average net assets: (e)				Ratio of net investment income (loss) to average
	Beginning of Period	income (loss) (a)(b)(c)	(loss) on securities	Investment Operations	investment income	realized capital gains	Total Distributions	Value, End of Period	Total Return (d)	Period (000's)	Gross		Net		net assets (c)
Ordinary Shares
Six Months Ended September 30, 2008 (Unaudited)	$19.45	$0.03	$(2.54)	$(2.51)	$—	$—	$—	$16.94	(12.90)%	$101,941	1.59%		1.59%		0.27%
Years Ending March 31,
2008	23.88	0.07	(3.56)	(3.49)	(0.11)	(0.83)	(0.94)	19.45	(15.17)	119,949	1.59	*	1.59	*	0.31
2007	22.99	(0.19)	2.91	2.72	—	(1.83)	(1.83)	23.88	12.01	124,998	1.82		1.82		(0.80)
2006	21.13	(0.22)	5.16	4.94	—	(3.08)	(3.08)	22.99	24.51	98,879	1.88		1.88		(1.00)
2005	19.93	(0.24)	2.18	1.94	—	(0.74)	(0.74)	21.13	9.76	80,199	1.98		1.98		(1.17)
2004	12.44	(0.19)	7.68	7.49	—	—	—	19.93	60.21	69,851	2.00		2.00		(1.13)

	Six Months Ended September 30, 2008	Years Ending March 31,
	(Unaudited)	2008	2007	2006	2005	2004
Portfolio Turnover	33%	39%	41%	57%	43%	67%

*  Expense ratio decline from the prior year was the result of the reduction of the 12b-1 fee from 50 basis points to 25 basis points on June 1, 2007.

(a)  Per share numbers have been calculated using the average shares method.

(b)  Reflects expense waivers/reimbursements and reductions in effect during the period. See Note 3 to the Financial Statements.

(c)  Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets reflect net investment income prior to certain reclassifications for federal income or excise taxes.

(d)  Total Return does not include the deferred sales charge of 1% for the Ordinary Shares. The total return would have been lower if certain fees had not been waived or if custodial fees had not been reduced by credits allowed by the custodian. See Note 3 to the financial statements.

(e)  Ratios of expenses to average net assets:

  — Gross (total expenses excluding fee waivers, reimbursements by the investment advisor, and custody earnings credits, if any).

  — Net (total expenses less fee waivers, reimbursements by the investment advisor, and custody earnings credits, if any).

QUANT SMALL CAP FUND

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS (continued)

(For a share outstanding throughout each period)

		Income from Investment Operations:			Less Distributions:						Ratios and Supplemental Data:
	Net Asset Value,	Net investment	Net realized and unrealized gain/	Total from	Dividends from net	Distributions from		Net Asset		Net Assets, End of	Ratios of expenses to average net assets: (e)		Ratio of net investment income (loss) to average
	Beginning of Period	income (loss) (a)(b)(c)	(loss) on securities	Investment Operations	investment income	realized capital gains	Total Distributions	Value, End of Period	Total Return (d)	Period (000's)	Gross	Net	net assets (c)
Institutional Shares
Six Months Ended September 30, 2008 (Unaudited)	$21.86	$0.05	$(2.86)	$(2.81)	$—	$—	$—	$19.05	(12.85)%	$23,191	1.38%	1.38%	0.50%
Years Ending March 31,
2008	26.71	0.12	(3.94)	(3.82)	(0.20)	(0.83)	(1.03)	21.86	(14.87)	24,282	1.30	1.30	0.45
2007	25.39	(0.08)	3.23	3.15	—	(1.83)	(1.83)	26.71	12.58	12,400	1.31	1.31	(0.30)
2006	22.96	(0.12)	5.63	5.51	—	(3.08)	(3.08)	25.39	25.06	12,298	1.38	1.38	(0.50)
2005	21.48	(0.14)	2.36	2.22	—	(0.74)	(0.74)	22.96	10.37	9,616	1.48	1.48	(0.65)
2004	13.34	(0.11)	8.25	8.14	—	—	—	21.48	61.02	8,089	1.50	1.50	(0.63)

	Six Months Ended September 30, 2008	Years Ending March 31,
	(Unaudited)	2008	2007	2006	2005	2004
Portfolio Turnover	33%	39%	41%	57%	43%	67%

(a)  Per share numbers have been calculated using the average shares method.

(b)  Reflects expense waivers/reimbursements and reductions in effect during the period. See Note 3 to the Financial Statements.

(c)  Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets reflect net investment income prior to certain reclassifications for federal income or excise taxes.

(d)  Total Return does not include the deferred sales charge of 1% for the Ordinary Shares. The total return would have been lower if certain fees had not been waived or if custodial fees had not been reduced by credits allowed by the custodian. See Note 3 to the financial statements.

(e)  Ratios of expenses to average net assets:

  — Gross (total expenses excluding fee waivers, reimbursements by the investment advisor, and custody earnings credits, if any).

  — Net (total expenses less fee waivers, reimbursements by the investment advisor, and custody earnings credits, if any).

QUANT SMALL CAP FUND

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

		Income from Investment Operations:			Less Distributions:						Ratios and Supplemental Data:
	Net Asset Value,	Net investment	Net realized and unrealized gain/	Total from	Dividends from net	Distributions from		Net Asset		Net Assets, End of	Ratios of expenses to average net assets: (e)		Ratio of expenses to average net assets (excluding dividend expense on securities sold short): (e)		Ratio of net investment income (loss) to average
	Beginning of Period	income (loss) (a)(b)(c)	(loss) on securities	Investment Operations	investment income	realized capital gains	Total Distributions	Value, End of Period	Total Return (d)	Period (000's)	Gross	Net	Gross	Net	net assets (c)
Ordinary Shares
Six Months Ended September 30, 2008 (Unaudited)	$14.07	$(0.05)	$(1.95)	$(2.00)	$—	$—	$—	$12.07	(14.21)%	$60,429	2.50%	2.50%	1.94%	1.94%	(0.66)%
Years Ending March 31,
2008	17.04	(0.09)	(2.30)	(2.39)	—	(0.58)	(0.58)	14.07	(14.43)	69,767	2.18	2.12	1.96	1.90	(0.52)
2007	14.76	(0.02)	2.33	2.31	(0.03)	—	(0.03)	17.04	15.63	75,376	1.74	1.71	1.72	1.69	(0.14)
2006	12.88	0.03	1.86	1.89	(0.01)	—	(0.01)	14.76	14.67	59,975	1.65	1.61	—	—	0.21
2005	12.19	0.01	0.68	0.69	—	—	—	12.88	5.66	46,015	1.77	1.76	—	—	0.08
2004	9.58	(0.02)	2.63	2.61	—	—	—	12.19	27.24	43,463	1.81	1.80	—	—	(0.20)

	Six Months Ended September 30, 2008	Years Ending March 31,
	(Unaudited)	2008	2007	2006	2005	2004
Portfolio Turnover Excluding Short Positions (f)	89%	171%	83%	105%	160%	180%

Note: This Fund changed its investment strategy on November 1, 2008 from Growth & Income to Long/Short.

(a)  Per share numbers have been calculated using the average shares method.

(b)  Reflects expense waivers/reimbursements and reductions in effect during the period. See Note 3 to the Financial Statements.

(c)  Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets reflect net investment income prior to certain reclassifications for federal income or excise taxes.

(d)  Total Return does not include the deferred sales charge of 1% for the Ordinary Shares. The total return would have been lower if certain fees had not been waived or if custodial fees had not been reduced by credits allowed by the custodian. See Note 3 to the financial statements.

(e)  Ratios of expenses to average net assets:

  — Gross (total expenses excluding fee waivers, reimbursements by the investment advisor, and custody earnings credits, if any).

  — Net (total expenses less fee waivers, reimbursements by the investment advisor, and custody earnings credits, if any).

(f)  Portfolio turnover is calculated on long security positions only. Short positions are generally held for less than one year.

QUANT LONG/SHORT FUND

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS (continued)

(For a share outstanding throughout each period)

		Income from Investment Operations:			Less Distributions:						Ratios and Supplemental Data:
	Net Asset Value,	Net investment	Net realized and unrealized gain/	Total from	Dividends from net	Distributions from		Net Asset		Net Assets, End of	Ratios of expenses to average net assets: (e)		Ratio of expenses to average net assets (excluding dividend expense on securities sold short): (e)		Ratio of net investment income (loss) to average
	Beginning of Period	income (loss) (a)(b)(c)	(loss) on securities	Investment Operations	investment income	realized capital gains	Total Distributions	Value, End of Period	Total Return (d)	Period (000's)	Gross	Net	Gross	Net	net assets (c)
Institutional Shares
Six Months Ended September 30, 2008 (Unaudited)	$14.71	$(0.09)	$(2.03)	$(2.12)	$—	$—	$—	$12.59	(14.41)%	$829	3.03%	3.03%	2.47%	2.47%	(1.20)%
Years Ending March 31,
2008	17.80	(0.10)	(2.41)	(2.51)	—	(0.58)	(0.58)	14.71	(14.49)	1,009	2.23	2.17	2.01	1.95	(0.56)
2007	15.40	0.06	2.44	2.50	(0.10)	—	(0.10)	17.80	16.22	1,279	1.25	1.22	1.23	1.20	0.35
2006	13.43	0.10	1.94	2.04	(0.07)	—	(0.07)	15.40	15.19	984	1.16	1.11	—	—	0.71
2005	12.65	0.07	0.71	0.78	—	—	—	13.43	6.17	825	1.27	1.26	—	—	0.54
2004	9.90	0.03	2.72	2.75	—	—	—	12.65	27.28	747	1.31	1.30	—	—	0.30

	Six Months Ended September 30, 2008	Years Ending March 31,
	(Unaudited)	2008	2007	2006	2005	2004
Portfolio Turnover Excluding Short Positions (f)	89%	171%	83%	105%	160%	180%

Note: This Fund changed its investment strategy on November 1, 2008 from Growth & Income to Long/Short.

(a)  Per share numbers have been calculated using the average shares method.

(b)  Reflects expense waivers/reimbursements and reductions in effect during the period. See Note 3 to the Financial Statements.

(c)  Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets reflect net investment income prior to certain reclassifications for federal income or excise taxes.

(d)  Total Return does not include the deferred sales charge of 1% for the Ordinary Shares. The total return would have been lower if certain fees had not been waived or if custodial fees had not been reduced by credits allowed by the custodian. See Note 3 to the financial statements.

(e)  Ratios of expenses to average net assets:

  — Gross (total expenses excluding fee waivers, reimbursements by the investment advisor, and custody earnings credits, if any).

  — Net (total expenses less fee waivers, reimbursements by the investment advisor, and custody earnings credits, if any).

(f)  Portfolio turnover is calculated on long security positions only. Short positions are generally held for less than one year.

QUANT LONG/SHORT FUND

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

		Income from Investment Operations:			Less Distributions:						Ratios and Supplemental Data:
	Net Asset Value,	Net investment	Net realized and unrealized gain/	Total from	Dividends from net	Distributions from		Net Asset		Net Assets, End of	Ratios of expenses to average net assets: (e)		Ratio of net investment income (loss) to average
	Beginning of Period	income (loss) (a)(b)(c)	(loss) on securities	Investment Operations	investment income	realized capital gains	Total Distributions	Value, End of Period	Total Return (d)	Period (000's)	Gross	Net	net assets (c)
Ordinary Shares
Six Months Ended September 30, 2008 (Unaudited)	$27.04	$0.26	$(8.35)	$(8.09)	$—	$—	$—	$18.95	(29.92)%	$307,589	1.64%	1.64%	2.00%
Years Ending March 31,
2008	23.34	0.26	4.42	4.68	(0.16)	(0.82)	(0.98)	27.04	19.35	491,462	1.60	1.60	0.91
2007	19.85	0.16	4.02	4.18	(0.22)	(0.47)	(0.69)	23.34	21.36	276,698	1.67	1.67	0.77
2006	14.23	0.21	6.28	6.49	(0.22)	(0.65)	(0.87)	19.85	46.77	144,088	1.83	1.83	1.23
2005	12.71	0.14	1.86	2.00	(0.20)	(0.28)	(0.48)	14.23	15.89	61,681	1.96	1.96	1.12
2004	6.12	0.04	6.58	6.62	(0.03)	—	(0.03)	12.71	108.18	39,977	2.07	2.07	0.39

	Six Months Ended September 30, 2008	Years Ending March 31,
	(Unaudited)	2008	2007	2006	2005	2004
Portfolio Turnover	22%	18%	24%	34%	53%	45%

(a)  Per share numbers have been calculated using the average shares method.

(b)  Reflects expense waivers/reimbursements and reductions in effect during the period. See Note 3 to the Financial Statements.

(c)  Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets reflect net investment income prior to certain reclassifications for federal income or excise taxes.

(d)  Total Return does not include the deferred sales charge of 1% for the Ordinary Shares. The total return would have been lower if certain fees had not been waived or if custodial fees had not been reduced by credits allowed by the custodian. See Note 3 to the financial statements.

(e)  Ratios of expenses to average net assets:

  — Gross (total expenses excluding fee waivers, reimbursements by the investment advisor, and custody earnings credits, if any).

  — Net (total expenses less fee waivers, reimbursements by the investment advisor, and custody earnings credits, if any).

QUANT EMERGING MARKETS FUND

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS (continued)

(For a share outstanding throughout each period)

		Income from Investment Operations:			Less Distributions:						Ratios and Supplemental Data:
	Net Asset Value,	Net investment	Net realized and unrealized gain/	Total from	Dividends from net	Distributions from		Net Asset		Net Assets, End of	Ratios of expenses to average net assets: (e)		Ratio of net investment income (loss) to average
	Beginning of Period	income (loss) (a)(b)(c)	(loss) on securities	Investment Operations	investment income	realized capital gains	Total Distributions	Value, End of Period	Total Return (d)	Period (000's)	Gross	Net	net assets (c)
Institutional Shares
Six Months Ended September 30, 2008 (Unaudited)	$27.46	$0.30	$(8.50)	$(8.20)	$—	$—	$—	$19.26	(29.86)%	$33,712	1.42%	1.42%	2.26%
Years Ending March 31,
2008	23.67	0.33	4.50	4.83	(0.22)	(0.82)	(1.04)	27.46	19.67	40,501	1.39	1.39	1.12
2007	20.11	0.21	4.08	4.29	(0.26)	(0.47)	(0.73)	23.67	21.68	12,759	1.41	1.41	1.02
2006	14.39	0.29	6.35	6.64	(0.27)	(0.65)	(0.92)	20.11	47.39	1,707	1.45	1.45	1.75
2005	12.82	0.24	1.84	2.08	(0.23)	(0.28)	(0.51)	14.39	16.42	1,082	1.46	1.46	1.84
2004	6.17	0.04	6.68	6.72	(0.07)	—	(0.07)	12.82	109.05	2,365	1.57	1.57	0.36

	Six Months Ended September 30, 2008	Years Ending March 31,
	(Unaudited)	2008	2007	2006	2005	2004
Portfolio Turnover	22%	18%	24%	34%	53%	45%

(a)  Per share numbers have been calculated using the average shares method.

(b)  Reflects expense waivers/reimbursements and reductions in effect during the period. See Note 3 to the Financial Statements.

(c)  Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets reflect net investment income prior to certain reclassifications for federal income or excise taxes.

(d)  Total Return does not include the deferred sales charge of 1% for the Ordinary Shares. The total return would have been lower if certain fees had not been waived or if custodial fees had not been reduced by credits allowed by the custodian. See Note 3 to the financial statements.

(e)  Ratios of expenses to average net assets:

  — Gross (total expenses excluding fee waivers, reimbursements by the investment advisor, and custody earnings credits, if any).

  — Net (total expenses less fee waivers, reimbursements by the investment advisor, and custody earnings credits, if any).

QUANT EMERGING MARKETS FUND

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

		Income from Investment Operations:			Less Distributions:						Ratios and Supplemental Data:
	Net Asset Value,	Net investment	Net realized and unrealized gain/	Total from	Dividends from net	Distributions from		Net Asset		Net Assets, End of	Ratios of expenses to average net assets: (e)		Ratio of net investment income (loss) to average
	Beginning of Period	income (loss) (a)(b)(c)	(loss) on securities	Investment Operations	investment income	realized capital gains	Total Distributions	Value, End of Period	Total Return (d)	Period (000's)	Gross	Net	net assets (c)
Ordinary Shares
Six Months Ended September 30, 2008 (Unaudited)	$19.87	$0.25	$(6.98)	$(6.73)	$—	$—	$—	$13.14	(33.87)%	$424,866	1.60%	1.60%	2.80%
Years Ending March 31,
2008	23.07	0.19	(2.11)	(1.92)	(0.19)	(1.09)	(1.28)	19.87	(8.71)	781,136	1.56	1.56	0.83
2007	19.91	0.18	4.12	4.30	(0.07)	(1.07)	(1.14)	23.07	22.08	778,104	1.60	1.60	0.88
2006	15.92	0.24 (f)	3.96	4.20	(0.13)	(0.08)	(0.21)	19.91	26.59	441,614	1.69	1.69	1.41 (f)
2005	13.50	0.15	2.66	2.81	(0.12)	(0.27)	(0.39)	15.92	20.99	202,655	1.80	1.80	1.04
2004	7.80	0.22	5.60	5.82	(0.12)	—	(0.12)	13.50	74.77	88,425	1.81	1.81	1.90

	Six Months Ended September 30, 2008	Years Ending March 31,
	(Unaudited)	2008	2007	2006	2005	2004
Portfolio Turnover	11%	44%	19%	29%	10%	48%

(a)   Per share numbers have been calculated using the average shares method.

(b)  Reflects expense waivers/reimbursements and reductions in effect during the period. See Note 3 to the Financial Statements.

(c)  Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets reflect net investment income prior to certain reclassifications for federal income or excise taxes.

(d)  Total Return does not include the deferred sales charge of 1% for the Ordinary Shares. The total return would have been lower if certain fees had not been waived or if custodial fees had not been reduced by credits allowed by the custodian. See Note 3 to the financial statements.

(e)  Ratios of expenses to average net assets:

  — Gross (total expenses excluding fee waivers, reimbursements by the investment advisor, and custody earnings credits, if any).

  — Net (total expenses less fee waivers, reimbursements by the investment advisor, and custody earnings credits, if any).

(f)  Includes non-recurring income of $277,072.

QUANT FOREIGN VALUE FUND

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS (continued)

(For a share outstanding throughout each period)

		Income from Investment Operations:			Less Distributions:						Ratios and Supplemental Data:
	Net Asset Value,	Net investment	Net realized and unrealized gain/	Total from	Dividends from net	Distributions from		Net Asset		Net Assets, End of	Ratios of expenses to average net assets: (e)		Ratio of net investment income (loss) to average
	Beginning of Period	income (loss) (a)(b)(c)	(loss) on securities	Investment Operations	investment income	realized capital gains	Total Distributions	Value, End of Period	Total Return (d)	Period (000's)	Gross	Net	net assets (c)
Institutional Shares
Six Months Ended September 30, 2008 (Unaudited)	$19.98	$0.28	$(7.03)	$(6.75)	$—	$—	$—	$13.23	(33.78)%	$68,943	1.36%	1.36%	3.08%
Years Ending March 31,
2008	23.19	0.26	(2.13)	(1.87)	(0.25)	(1.09)	(1.34)	19.98	(8.49)	140,999	1.32	1.32	1.18
2007	20.01	0.25	4.12	4.37	(0.12)	(1.07)	(1.19)	23.19	22.37	115,200	1.35	1.35	1.13
2006	15.98	0.29 (f)	3.98	4.27	(0.16)	(0.08)	(0.24)	20.01	26.96	30,972	1.45	1.45	1.70 (f)
2005	13.53	0.17	2.70	2.87	(0.15)	(0.27)	(0.42)	15.98	21.35	21,317	1.55	1.55	1.22
2004	7.83	0.30	5.56	5.86	(0.16)	—	(0.16)	13.53	75.07	11,875	1.56	1.56	2.52

	Six Months Ended September 30, 2008	Years Ending March 31,
	(Unaudited)	2008	2007	2006	2005	2004
Portfolio Turnover	11%	44%	19%	29%	10%	48%

(a)  Per share numbers have been calculated using the average shares method.

(b)  Reflects expense waivers/reimbursements and reductions in effect during the period. See Note 3 to the Financial Statements.

(c)  Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets reflect net investment income prior to certain reclassifications for federal income or excise taxes.

(d)  Total Return does not include the deferred sales charge of 1% for the Ordinary Shares. The total return would have been lower if certain fees had not been waived or if custodial fees had not been reduced by credits allowed by the custodian. See Note 3 to the financial statements.

(e)  Ratios of expenses to average net assets:

  — Gross (total expenses excluding fee waivers, reimbursements by the investment advisor, and custody earnings credits, if any).

  — Net (total expenses less fee waivers, reimbursements by the investment advisor, and custody earnings credits, if any).

(f)  Includes non-recurring income of $22,928.

QUANT FOREIGN VALUE FUND

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

		Income from Investment Operations:			Less Distributions:						Ratios and Supplemental Data:
	Net Asset Value,	Net investment	Net realized and unrealized gain/	Total from	Dividends from net	Distributions from		Net Asset		Net Assets, End of	Ratios of expenses to average net assets: (e)		Ratio of net investment income (loss) to average
	Beginning of Period	income (loss) (a)(b)(c)	(loss) on securities	Investment Operations	investment income	realized capital gains	Total Distributions	Value, End of Period	Total Return (d)	Period (000's)	Gross	Net	net assets (c)
Ordinary Shares
Period Ended September 30, 2008* (Unaudited)	$10.00	$0.06	$(2.62)	$(2.56)	$—	$—	$—	$7.44	(25.60)%	$17,684	1.91%	1.90%	1.44%
Institutional Shares
Period Ended September 30, 2008* (Unaudited)	10.00	0.09	(2.65)	(2.56)	—	—	—	7.44	(25.60)	4,634	1.91	1.90	1.79

Period Ended September 30, 2008
(Unaudited)
Portfolio Turnover	4%

*  Fund commenced operations May 1, 2008.

(a)   Per share numbers have been calculated using the average shares method.

(b)   Reflects expense waivers/reimbursements and reductions in effect during the period. See Note 3 to the Financial Statements.

(c)   Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets reflect net investment income prior to certain reclassifications for federal income or excise taxes.

(d)   Total Return does not include the deferred sales charge of 1% for the Ordinary Shares. The total return would have been lower if certain fees had not been waived or if custodial fees had not been reduced by credits allowed by the custodian. See Note 3 to the financial statements.

(e)   Ratios of expenses to average net assets:

  — Gross (total expenses excluding fee waivers, reimbursements by the investment advisor, and custody earnings credits, if any).

  — Net (total expenses less fee waivers, reimbursements by the investment advisor, and custody earnings credits, if any).

QUANT FOREIGN VALUE SMALL CAP FUND

The accompanying notes are an integral part of these financial statements.

QUANT FUNDS

NOTES TO FINANCIAL STATEMENTS

1. Organization of the Trust

The Quantitative Group of Funds d/b/a "Quant Funds" (the "Trust") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company. The Trust currently has five series (each a "Fund" and collectively the "Funds") each with a distinct investment objective.

Quant Small Cap Fund ("Small Cap") seeks maximum long-term capital appreciation.

Quant Long/Short Fund ("Long/Short") seeks long-term growth of capital. Prior to November 1, 2006, Quant Long/Short Fund used a long only investment strategy and its investment objective was long-term growth of capital and income.

Quant Emerging Markets Fund ("Emerging Markets") seeks long-term growth of capital.

Quant Foreign Value Fund ("Foreign Value") seeks long-term capital growth and income.

Quant Foreign Value Small Cap Fund ("Foreign Value Small Cap") seeks long-term capital growth and income.

Each Fund offers two classes of shares designated as Ordinary Shares and Institutional Shares. The classes differ principally in their respective expense structure and minimum investment requirements. Each class of shares represents an interest in the same portfolio of investments of the respective Fund and has equal rights to voting, redemptions, dividends and liquidation, except that each class bears its own transfer agent fees and only Ordinary Shares bear distribution (Rule 12b-1) fees and have exclusive voting rights with respect to the distribution plan that has been adopted by Ordinary Share shareholders. There is no distribution plan for Institutional Shares.

At times, a Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors. To the extent that a Fund is permitted to invest in foreign markets, emerging markets or countries with limited or developing markets such investments may subject the Fund to a greater degree of risk than in the U.S. market or a developed market. Risks associated with these foreign and developing markets include political, social or economic factors and may affect the price of a Fund's investments and income generated by these investments, as well as a Fund's ability to repatriate such amounts. Information regarding each Fund's principal risks is contained in the Fund's prospectus. Please refer to those documents when considering a Fund's risks.

2. Significant Accounting Policies

Each Fund's financial statements have been prepared in conformity with U.S. generally accepted accounting principles, that require the management of the Funds to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses and gains and losses on investments during the reporting year. Actual results could differ from those estimates.

QUANT FUNDS

NOTES TO FINANCIAL STATEMENTS (continued)

The following is a summary of significant accounting policies followed by each Fund in the preparation of its financial statements, which are consistent with those policies generally accepted in the investment company industry.

Security Valuation

Portfolio securities are valued each business day at the last reported sale price on the principal exchange or market on which they are traded. If there is no such reported sale, the securities generally are valued at the mean between the last reported bid and asked prices. For certain securities, where no such sales have been reported, a Fund may value such securities at the last reported bid price. In the event that there is information suggesting that valuation of such securities based upon bid and/or asked prices may not be accurate, a Fund may value such securities in good faith at fair value in accordance with procedures established by the Funds' Board of Trustees (the "Trustees"), which may include a determination to value such securities at the last reported sales price. Short-term investments that mature in 60 days or less are valued at amortized cost. Securities quoted in foreign currencies are translated into U.S. dollars based upon the prevailing exchange rate on each business day. Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith using procedures approved by the Trustees. As a result, changes in the value of those currencies in relation to the U.S. dollar may affect a Fund's NAV. Because foreign markets may be open at different times than the New York Stock Exchange, the value of a Fund's shares may change on days when shareholders are not able to buy or sell them. If events materially affecting the values of a Fund's foreign investments occur between the close of foreign markets and the close of regular trading on the New York Stock Exchange, these investments may be valued at their fair value as determined in good faith using procedures approved by the Trustees. For the six months ended September 30, 2008 there were no securities fair valued.

Financial Accounting Standards Board issued statement 157 (FAS 157) which establishes a framework for measuring fair value and expands disclosures in financial statements about fair value measurements. In accordance with FAS 157, fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. For net asset value determination purposes, various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

•  Level 1 – quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (which could include quoted prices for similar investments, interest rates, credit risk, etc.)

•  Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

QUANT FUNDS

NOTES TO FINANCIAL STATEMENTS (continued)

The following is a summary of the inputs used as of September 30, 2008 in valuing the Funds' investments carried at value:

	Level 1	Level 2	Level 3	Total
Small Cap
Investments in Securities	$119,060,681	$33,684,624	$—	$152,745,305
Long/Short
Investments in Securities	77,529,397	—	—	77,529,397
Liabilities in Securities Sold Short	(17,334,694)	—	—	(17,334,694)
Emerging Markets
Investments in Securities	333,772,585	9,161,232	—	342,933,817
Other Financial Instruments	—	(1,322)	—	(1,322)
Foreign Value
Investments in Securities	468,849,968	16,953,312	—	485,803,280
Other Financial Instruments	—	33,900	—	33,900
Foreign Value Small Cap
Investments in Securities	19,061,179	2,277,950	—	21,339,129
Other Financial Instruments	—	(3,023)	—	(3,023)

Security Transactions and Related Investment Income

Security transactions are accounted for on the trade date (the date the order to buy or sell is executed). Dividend income, less foreign taxes withheld, is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as a Fund becomes aware of the ex-dividend data in the exercise of reasonable diligence. Distributions received on securities that represent a return of capital or a capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Each Fund estimates the components of distributions that may be considered nontaxable distributions or capital gain distributions for tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis. Each Fund's investment income and realized and unrealized gains and losses are allocated among classes based upon the daily relative net assets.

Repurchase Agreements

The Funds' custodian takes possession through the federal book-entry system of securities collateralizing repurchase agreements. Collateral is marked-to-market daily to ensure that the market value of the underlying assets remains sufficient to protect the Funds. The Funds may experience costs and delays in liquidating the collateral if the issuer defaults or enters into bankruptcy.

Foreign Currency Transactions

All monetary items denominated in foreign currencies are translated into U.S. dollars based on the prevailing exchange rate at the close of each business day. Income and expenses

QUANT FUNDS

NOTES TO FINANCIAL STATEMENTS (continued)

denominated in foreign currencies are translated at the prevailing rates of exchange when accrued or incurred.

Reported net realized gains and losses on foreign currency transactions represent net gains and losses from currency gains and losses realized between the trade and settlement dates on investment transactions, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The effects of changes in foreign currency exchange rates on investments in securities are not segregated in the Statement of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investments.

Forward Foreign Currency Contracts

The Funds may enter into forward foreign currency contracts to manage their exposure to fluctuations in certain foreign currencies. Emerging Markets, Foreign Value and Foreign Value Small Cap may enter into forward foreign currency contracts for investment purposes as well. A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a set price. The forward currency contracts are valued at the forward rate and are marked-to-market daily. The change in market value is recorded by the Fund as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. In addition to the risks of financial investments mentioned above, risks arise from unanticipated movements in currency values.

Forward Foreign Currency Contracts at 09/30/08:

Emerging Markets

Currency to Deliver		Value	Settlement Date	In Exchange For		Value	Net Unrealized Gain/(Loss)
PHP	46,898	997	10/02/08	USD	1,001	1,001	4
PHP	115,258	2,449	10/03/08	USD	2,422	2,422	(27)
THB	5,768,568	170,416	10/01/08	USD	169,117	169,117	(1,299)
							(1,322)

Foreign Value

Currency to Deliver		Value	Settlement Date	In Exchange For		Value	Net Unrealized Gain/(Loss)
EUR	1,035,767	1,458,412	10/02/08	USD	1,494,095	1,494,095	35,682
EUR	2,830,779	4,011,214	10/03/08	USD	4,011,214	4,011,214	—
ZAR	2,358,931	283,277	10/06/08	USD	281,495	281,495	(1,782)
ZAR	6,867,383	828,144	10/07/08	USD	828,144	828,144	—
							33,900

QUANT FUNDS

NOTES TO FINANCIAL STATEMENTS (continued)

Foreign Value Small Cap

Currency to Deliver		Value	Settlement Date	In Exchange For		Value	Net Unrealized Gain/(Loss)
USD	35,718	35,718	10/03/08	GBP	20,091	35,718	—
USD	14,590	14,590	10/02/08	SGD	20,802	14,512	(78)
USD	29,073	29,072	10/03/08	SGD	41,594	29,018	(54)
USD	121,873	121,873	10/02/08	ZAR	989,912	118,982	(2,891)
							(3,023)

Short Sales

Quant Long/Short Fund may engage in short sales (selling securities it does not own) as part of its normal investment activities. Upon selling a security short, Long/Short Fund's Custodian will segregate cash, cash equivalents or other appropriate liquid securities in an amount equal to the current market value of the securities sold short and will maintain such collateral until Long/Short Fund replaces the borrowed security. Long/Short Fund is required to pay any dividends or interest due on securities sold short. Such dividends and interest are recorded as an expense. Liabilities for securities sold short are valued daily and recorded as unrealized appreciation (depreciation) on investments and securities sold short. Long/Short Fund records realized gain (loss) on a security sold short when a short position is terminated by Long/Short Fund. Long/Short Fund will incur a loss if the price of a security increases between the date of the short sale and the date on which Long/Short Fund replaces the borrowed security. Long/Short will realize a gain if the price of borrowed security declines between the date of a short sale and the date Long/Short Fund replaces the borrowed security.

Securities Lending

To generate additional income, each Fund, except the Quant Long/Short Fund, may lend up to 30% of its assets pursuant to agreements ("borrower agreements") requiring that the loan be continuously secured by cash or securities. Securities are loaned by eSecLending, as lending agent, to certain pre-approved brokers ("the borrowers"). The borrowers are required to provide cash or securities as collateral against loaned securities in the amount of 105% of the market value of borrowings for the Emerging Markets and Foreign Value Funds, and 102% of the borrowings for the Small Cap Fund. Collateral is marked-to-market daily.

Cash collateral is invested in a registered money market fund or in a comparable unregistered fund that may be managed by the Funds' securities lending agent or one of its affiliates.

Risks such as delay in recovery of securities may occur should the borrower of the securities fail financially or should the value of the securities loaned increase above the value of the collateral received. eSecLending provides indemnification insurance via highly rated third party insurers to cover these potential risks.

QUANT FUNDS

NOTES TO FINANCIAL STATEMENTS (continued)

At September 30, 2008, the following Funds had collateral and loans outstanding of:

	Value of Collateral	Value of Loaned Securities
Small Cap	$27,361,624	$26,728,103
Emerging Markets	1,997,232	1,250,182

Expenses and Class Allocations

The majority of the expenses of the Funds are attributed to the individual Fund and Class for which they are incurred. Expenses that are not attributed to a specific Fund are allocated in proportion to the respective net assets of the Funds. Expenses allocable to a Fund are borne pro rata by the holders of both classes of shares of such Fund, except that 12b-1 Plan expenses will not be borne by the holders of Institutional Shares.

Distribution fees on Ordinary Shares are calculated based on the average daily net asset value attributable to the Ordinary Shares of the respective Fund. Institutional Shares are not subject to a distribution plan. Shareholders of each class share all expenses and fees paid to the transfer agent, Quantitative Institutional Services, for its services, which are allocated based on the net assets in each class and the ratable allocation of related out-of-pocket expenses. Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on their respective percentage of adjusted net assets at the beginning of the day. (See Note 3)

Distributions to Shareholders

Distributions to shareholders are recorded as of the ex-dividend date. Distributions paid by each Fund with respect to each class of shares are calculated in the same manner, at the same time, and in the same amount, except that Ordinary Shares incur 12b-1 distribution fees while Institutional Shares do not. Distributions from net investment income for each Fund, if any, are declared and paid annually. Distributions from net realized gains for each Fund, if any, are generally declared and paid annually.

New Accounting Pronouncements

In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes – an interpretation of FASB Statement 109 (FIN 48) was issued and is effective for fiscal years beginning after December 15, 2006.

FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 required the evaluation of tax positions taken or expected to be taken in the course of preparing the Funds' tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would have to be recorded as a tax benefit or expense in the current year. Management has analyzed the Funds' tax positions taken on federal income tax returns for all open years (tax years ended March 31, 2005-2008) and has determined that there were no uncertain tax positions to be reflected in the Funds' financial statements at September 30, 2008.

QUANT FUNDS

NOTES TO FINANCIAL STATEMENTS (continued)

3. Management Fee, Advisory Contracts and Other Affiliate Transactions

The Funds have entered into a management agreement (the "Management Agreement") with Quantitative Investment Advisors, Inc. d/b/a Quantitative Advisors (the "Manager"). Compensation of the Manager, for management and administration of the Funds, including selection and monitoring of the portfolio advisors, is paid monthly based on the average daily net asset value of each Fund for the month. The annual rate of such fees is 1.00% of the average daily total net assets of Small Cap, Long/Short, Emerging Markets, Foreign Value and Foreign Value Small Cap.

Under the Management Agreement, the Manager has agreed to reduce its compensation, and if necessary, assume expenses, with respect to Small Cap to the extent that the total expenses of this Fund individually exceeds 2% of average net assets for any fiscal year. Fund expenses subject to this limitation are exclusive of brokerage, interest, taxes and extraordinary expenses, which include incremental custody costs associated with international securities. Expenses are calculated gross of custody credits, if applicable.

The Manager, has contractually agreed to maintain the Foreign Value Small Cap Fund's total annual operating expenses at 2.00% and 2.25% of average daily net assets for the Institutional Shares and the Ordinary Shares, respectively, until July 31, 2009.

For the six months ended September 30, 2008 aggregate management fees were $7,574,298 and no fees were reduced or waived.

The Manager has entered into advisory contracts with the following subadvisors (collectively the "Advisors") to provide investment advisory services to the following Funds: Columbia Partners, L.L.C., Investment Management (Small Cap), Analytic Investors, LLC (Long/Short), PanAgora Asset Management, Inc. (Emerging Markets), and Polaris Capital Management, LLC (Foreign Value and Foreign Value Small Cap).

For services rendered, the Manager pays to the Advisor of a Fund a fee based on a percentage of the average daily total net assets of the Fund. The fee for each Fund is determined separately. The fees paid by the Manager to the Advisors of the Funds are as follows: Small Cap – 0.50% of average daily total net assets; Long/Short – 0.45% of the first $100 million and 0.40% of amounts in excess of $100 million; Emerging Markets – 0.40% of average daily total net assets; Foreign Value – 0.35% of the first $35 million, 0.40% of amounts in excess of $35 million but less than $200 million and 0.50% for assets in excess of $200 million of average daily total net assets; and Foreign Value Small Cap – 0.35% of the first $30 million and 0.50% of amounts in excess of $30 million.

The Funds have entered into a distribution agreement (the "Distribution Agreement") with U.S. Boston Capital Corporation (the "Distributor"). For its services under the Distribution Agreement, the Distributor received a monthly fee at the annual rate of 0.25% of the average daily net asset value of the Ordinary Shares of each Fund.

QUANT FUNDS

NOTES TO FINANCIAL STATEMENTS (continued)

Holders of Institutional Shares pay no portion of the 12b-1 Plan expenses of the Funds and are not entitled to vote on matters involving the 12b-1 Plan. During the six months ended September 30, 2008 the aggregate distribution fees of the Funds were $1,650,914.

Prior to August 7, 2008, a deferred sales charge of 1% of the net asset value of certain Ordinary Shares redeemed of the Funds was withheld from redemption proceeds and paid to the Distributor. From April 1, 2008 through August 7, 2008, such fees earned by the Distributor were $48,204.

Transfer agent functions are provided to the Funds by Quantitative Institutional Services, a division of the Manager (the "Transfer Agent") pursuant to a transfer agent agreement (the "Transfer Agent Agreement"). The Transfer Agent Agreement provides for base fees that are payable to the Transfer Agent at an annual rate of 0.16% of the average daily total net asset value of each class of shares of the Funds and for reimbursement of out of pocket expenses. During the six months ended September 30, 2008, the aggregate fees of the Funds were $1,244,930.

The Manager also provides the Funds with other services consisting of in-house legal services, preparation and review of semi-annual and annual reports and EDGAR administration services. These services are provided as additional services agreed to by the Board of Trustees of the Funds. For the six months ended September 30, 2008, aggregate fees for these services were $86,000.

The By-Laws of the Trust, as amended from time to time, permit the Board of Trustees of the Funds to approve reimbursement to the Manager for certain costs associated with providing regulatory and compliance services to the Funds. For the six months ended September 30, 2008, the Trustees have approved reimbursements that amounted to $84,300.

Custody and fund accounting services are provided by State Street Kansas City. Custody credits generated by interest earned on uninvested cash balances maintained by the Funds are used to offset custodial expenses of the Funds.

Each Trustee receives an annual Trustee's fee of $21,000, with the exception of the Chairman of the Audit Committee, who is paid $24,000 annually. The fees are allocated to each Fund in proportion to its respective net assets.

4. Purchases and Sales

During the six months ended September 30, 2008, purchases of investment securities other than U.S. Government obligations and short-term investments, for Small Cap, Long/Short, Emerging Markets, Foreign Value and Foreign Value Small Cap were $47,293,236, $81,256,891, $107,373,788, $79,112,185 and $26,668,040, respectively. Sales of such securities for the Funds were $46,238,003, $80,749,198, $131,398,187, $208,482,751 and $716,961, respectively. Securities sold short are excluded from the Long/Short Fund numbers as they are generally held for less than one year.

QUANT FUNDS

NOTES TO FINANCIAL STATEMENTS (continued)

5. Contingent Liability

The Trust maintains a joint fidelity bond with the Funds' Transfer Agent through ICI Mutual Insurance Company ("ICI Mutual"). The annual premium is allocated among the Funds and the Transfer Agent. Additionally, the Funds have committed to ICI Mutual up to 300% of the annual premium, one third of which was provided in cash, with each Fund's pro rata portion recorded as an asset. The remainder is secured with an irrevocable letter of credit.

6. Concentration of Risk

The relatively large investments of Emerging Markets in countries with limited or developing capital markets may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of the Fund's investments and the income they generate, as well as the Fund's ability to repatriate such amounts.

7. Federal Income Taxes

As of the Funds' most recent fiscal year end, March 31, 2008*, the Funds' capital loss carryforwards and certain timing differences on a tax basis were as follows:

Portfolio	Capital Loss Expires March 31, 2010	Capital Loss Expires March 31, 2011	Capital Loss Expires March 31, 2012	Capital Loss Expires March 31, 2013	Total Capital Loss
Small Cap	$—	$—	$—	$—	$—
Long/Short	—	—	—	—	—
Emerging Markets	—	—	—	—	—
Foreign Value	(263,553)	(932,449)	—	—	(1,196,002)

*  with the exception of Foreign Value Small Cap which has a fiscal year end of October 31.

At September 30, 2008, the Funds' aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes was as follows:

Portfolio	Tax Cost	Gross Unrealized Gains	Gross Unrealized Losses	Net Unrealized Gain (Loss)
Small Cap	$150,485,565	$13,782,372	$(17,845,632)	$(4,063,260)
Long/Short	93,648,949.00	1,031,511	(17,151,063)	(16,119,552)
Emerging Markets	392,132,300	33,459,953	(89,822,437)	(56,362,484)
Foreign Value	827,840,043	7,581,969	(356,723,720)	(349,141,751)
Foreign Value Small Cap	28,019,643	388,648	(7,069,162)	(6,680,514)

The primary differences between book-basis and tax-basis unrealized gains (losses) is attributable to wash sales, return of capital distributions by real estate investment trusts ("REITs"), mark to market on passive foreign investment companies ("PFICs") held and foreign capital gains taxes accrued. The net unrealized gain (loss) in the table above includes unrealized tax gain (loss) on foreign currency and investments.

QUANT FUNDS

NOTES TO FINANCIAL STATEMENTS (continued)

Designation Requirements at October 31, 2008

The Foreign Value Small Cap Fund intends to designate the maximum amount available for Qualified Dividend Income.

8. Transactions in Shares of Beneficial Interest

Transactions in shares of beneficial interest were as follows:

	Six Months Ended September 30, 2008 (Unaudited)		Year Ended March 31, 2008
	Shares	Dollars	Shares	Dollars
Small Cap
Ordinary Shares
Shares sold	262,349	$5,182,388	1,740,611	$42,043,144
Shares issued in reinvestment of distributions	—	—	244,051	5,552,163
Shares redeemed	(410,093)	(7,899,658)	(1,054,081)	(23,511,728)
Net Change	(147,744)	(2,717,270)	930,581	24,083,579
Institutional Shares
Shares sold	232,762	5,136,042	52,662	25,586,118
Shares issued in reinvestment of distributions	—	—	4,448	879,797
Shares redeemed	(126,479)	(2,780,098)	340,479)	(8,605,316)
Redemption fees	—	—	—	1,785
Net Change	106,283	2,355,944	646,631	17,862,384
Total Net Change For Fund		$(361,326)		$41,945,963
Long/Short
Ordinary Shares
Shares sold	242,146	$3,485,509	921,368	$15,283,887
Shares issued in reinvestment of distributions	—	—	162,497	2,585,330
Shares redeemed	(194,341)	(2,643,072)	(549,738)	(8,781,876)
Net Change	47,805	842,437	534,127	9,087,341
Institutional Shares
Shares sold	964	13,766	10,341	187,384
Shares issued in reinvestment of distributions	—	—	2,428	40,493
Shares redeemed	(3,667)	(54,248)	(16,052)	(278,592)
Net Change	(2,703)	(40,482)	(3,283)	(50,715)
Total Net Change For Fund		$801,955		$9,036,626

QUANT FUNDS

NOTES TO FINANCIAL STATEMENTS (continued)

	Six Months Ended September 30, 2008 (Unaudited)		Year Ended March 31, 2008
	Shares	Dollars	Shares	Dollars
Emerging Markets
Ordinary Shares
Shares sold	3,450,695	$89,827,626	12,479,147	$366,999,287
Shares issued in reinvestment of distributions	—	—	496,720	16,083,794
Shares redeemed	(5,395,857)	(137,286,398)	(6,657,410)	(194,403,433)
Net Change	(1,945,162)	(47,458,772)	6,318,457	188,679,648
Institutional Shares
Shares sold	570,124	15,212,033	1,309,790	38,527,679
Shares issued in reinvestment of distributions	—	—	35,236	1,157,848
Shares redeemed	(295,291)	(7,602,751)	(408,965)	(12,123,141)
Redemption fees	—	—	—	3,514
Net Change	274,833	7,609,282	936,061	27,565,900
Total Net Change For Fund		$(39,849,490)		$216,245,548
Foreign Value
Ordinary Shares
Shares sold	3,187,282	$53,772,538	26,503,037	$611,689,722
Shares issued in reinvestment of distributions	—	—	2,546,681	54,549,910
Shares redeemed	(10,162,122)	(169,750,191)	(23,460,731)	(496,738,229)
Net Change	(6,974,840)	(115,977,653)	5,588,987	169,501,403
Institutional Shares
Shares sold	907,184	16,160,522	4,720,359	108,421,800
Shares issued in reinvestment of distributions	—	—	356,499	7,671,854
Shares redeemed	(2,752,105)	(44,623,309)	(2,987,574)	(65,693,840)
Redemption fees	—	—	—	9,544
Net Change	(1,844,921)	(28,462,787)	2,089,284	50,409,358
Total Net Change For Fund		$(144,440,440)		$219,910,761

QUANT FUNDS

NOTES TO FINANCIAL STATEMENTS (continued)

	Six Months Ended September 30, 2008 (Unaudited)
	Shares	Dollars
Foreign Value Small Cap
Ordinary Shares
Shares sold	2,398,492	$22,649,906
Shares issued in reinvestment of distributions	—	—
Shares redeemed	(21,186)	(180,208)
Net Change	2,377,306	22,469,698
Institutional Shares
Shares sold	1,103,880	10,847,084
Shares issued in reinvestment of distributions	—	—
Shares redeemed	(481,200)	(4,451,129)
Net Change	622,680	6,395,955
Total Net Change For Fund		$28,865,653

Subsequent Events

Recent events have resulted in an unusually high degree of volatility in the financial markets and the net asset value of many mutual funds, including to some extent the Funds. These events have included, but are not limited to, the Federal government's placement of the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation under conservatorship, which effectively gave control to the Federal government, the bankruptcy filing of Lehman Brothers Holdings Inc., the sale of Merrill Lynch to Bank of America, the U.S. bailout of American International Group ("AIG"), reports of credit and liquidity issues involving certain money market mutual funds, and emergency measures by the U.S. government temporarily banning short-selling with respect to certain financial companies. Securities of some of these companies were held by the Long/Short Fund. However, the investment management strategy of the Long/Short Fund was not significantly impacted by the short-selling ban. Both domestic and international equity markets have been experiencing heightened volatility and turmoil. In addition to the recent unprecedented turbulence in financial markets, the reduced liquidity in credit and fixed income market may also negatively affect many issuers worldwide.

QUANT FUNDS

INFORMATION FOR SHAREHOLDERS

Quarterly Portfolio Disclosure

Each Quant Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The Funds' Forms N-Q are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (Call 1-800-SEC-0330 for more information). For a complete list of a fund's portfolio holdings, you may also view the most recent quarterly holdings report, semi-annual report or annual report on the Quant Funds' web site at www.quantfunds.com.

Portfolio Proxy Voting Policies and Information

Information on the Quant Funds proxy voting policies and on how the Quant Funds voted proxies related to portfolio securities for the 12-month period ended June 30 is available without charge online at www.quantfunds.com and at www.sec.gov. You may also call 1-800-326-2151 to request a free copy of the proxy voting information or the proxy voting policies.

Household Delivery of Fund Documents

With your consent, Quant may send a single proxy statement, prospectus and shareholder report to your residence for you and any other member of your household who has an account with the Quant Funds. If you wish to revoke your consent to this practice, you may do so by notifying Quant, by phone or in writing (see "For Account Information"). Quant will begin mailing separate proxy statements, prospectuses and shareholder reports to you within 30 days after receiving your notice.

MANAGEMENT CONTRACT AND ADVISORY CONTRACT APPROVAL

Management Contract with Quantitative Advisors

Benefits to Shareholders. The Board of Trustees, including the Independent Trustees, considered the benefit to shareholders of investing in a fund that is part of a small family of funds using a manager-of-managers approach and providing for a selection of shareholder services.

Investment Supervision. The Board of Trustees, including the Independent Trustees, considered Quantitative Advisors' supervision of the subadvisors and whether each Quant Fund has operated within its investment objective and its record of compliance with its investment restrictions.

Fees and Expenses. The Board of Trustees, including the Independent Trustees, considered each Quant Fund's advisory fee, subadvisory fee and expense ratio compared with the

QUANT FUNDS

MANAGEMENT CONTRACT AND ADVISORY CONTRACT APPROVAL (continued)

management fees, subadvisory fees and expense ratios of a peer group of funds. It considered the use of fee breakpoints by some mutual funds. It also considered the amount and nature of fees paid by shareholders.

Although there are fee limitations and/or expense waivers in place with respect to Quant Small Cap Fund (and, prior to November 1, 2006 with respect to Quant Long/Short Fund, formerly Quant Growth and Income Fund), expenses have not exceeded the limitations or been waived for any of the Quant Funds during the last five fiscal years. The advisory fee is discussed further in connection with consideration of the subadvisory fees.

Manager's Personnel and Methods. The Board of Trustees, including the Independent Trustees, reviews at least annually the background of Quantitative Advisors' senior management. The Independent Trustees have also had discussions with senior management responsible for supervising each Quant Fund's subadvisor and related investment program. Among other things the Trustees considered the size, education and experience of Quantitative Advisors' staff and Quantitative Advisor's approach to recruiting, training and retaining senior management and other personnel.

Nature and Quality of Other Services. The Board of Trustees, including the Independent Trustees, considered the nature, quality, cost and extent of administrative and shareholder services performed by Quantitative Advisors and affiliated companies under the existing Advisory Agreements and under separate agreements covering transfer agency functions and other services. The Board of Trustees, including the Independent Trustees, has also considered the nature and extent of the advisor's supervision of third party service providers, principally Fund accountants (pricing, recordkeeping and, if any, securities lending services) and custodians and subcustodians.

Profitability. The Board of Trustees, including the Independent Trustees, considered the level of Quantitative Advisors' profits in respect of the management of the Quant Funds. This consideration included a review of Quantitative Advisors' methodology in allocating its costs to the management of each Quant Fund. The Board of Trustees, including the Independent Trustees, posed questions which were answered by management with respect to the cost allocation methodology employed by Quantitative Advisors. It considered the profits realized by Quantitative Advisors in connection with the operation of the Quant Group of Funds (at the group and fund levels) and whether the amount of profit is a fair entrepreneurial profit for the management of a family of funds like the Quant Group of Funds. It also considered the revenue potential that could be realized from non-fund businesses (such as transfer agency and distribution) which may benefit from or be related to a Quant Fund's business. The Board of Trustees, including the Independent Trustees, also considered Quantitative Advisors' profit margins in comparison with available industry data.

Economies of Scale. The Board of Trustees, including the Independent Trustees, considered whether there have been economies of scale in respect of the management of the Quant Funds, whether the Quant Group of Funds (at both the group and fund levels) have appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale. The Board of Trustees, including the Independent

QUANT FUNDS

MANAGEMENT CONTRACT AND ADVISORY CONTRACT APPROVAL (continued)

Trustees, has concluded that any potential economies of scale are being shared between Quant Fund shareholders and Quantitative Advisors in an appropriate manner.

Other Benefits to the Manager. The Board of Trustees, including the Independent Trustees, also considered the character and amount of fees paid by each Fund and each Fund's shareholders for services provided by Quantitative Advisors and its affiliates, including fees for services like transfer agency and direct shareholder services. It also considered the receipt of sales loads and payments under Rule 12b-1 plans in respect of certain of the Quant Funds. The Board of Trustees, including the Independent Trustees, also considered the revenues and profitability of Quantitative Advisors' businesses other than its mutual fund business, including Quantitative Advisors' pension record keeping business, the retail brokerage and private placement agent activities of Quantitative Advisors' affiliate U.S. Boston Capital Corporation, and others. The Board of Trustees, including the Independent Trustees, considered the intangible benefits that accrue to Quantitative Advisors and its affiliates by virtue of its relationship with each Quant Fund.

Conclusion. Based on its evaluation of all material factors and assisted by the advice of independent counsel, the Board of Trustees, including the Independent Trustees, concluded that the existing advisory fee structure is fair and reasonable, and that the existing management contract with Quantitative Advisors should be approved.

Quant Small Cap Fund – Columbia Partners, L.L.C. Investment Management

Investment Compliance and Performance. The Board of Trustees, including the Independent Trustees, considered whether the Fund has operated within its investment objective and its record of compliance with its investment restrictions. It also reviewed the Fund's investment performance as well as the performance of a peer group of mutual funds, and the performance of an appropriate index or combination of indices.

The Trustees noted that the Fund underperformed its Lipper Index and peer group for the 1 year period ended November 30, 2007, but had outperformed its Lipper Index and peer group for the 3-, 5-, and 10-year periods ended November 30, 2007.

Fees and Expenses. The Board of Trustees, including the Independent Trustees, considered the Fund's management fee, subadvisory fee and expense ratio compared with the management fees, subadvisory fees and expense ratios of a peer group of funds. It also considered the amount and nature of fees paid by shareholders.

The Trustees noted that the Fund's fee structure and expense ratio are competitive with a peer group of funds. The Trustees also noted that the Fund's transfer agent/custody fees are somewhat higher than those of its peer group.

Subadvisor's Personnel and Methods. The Board of Trustees, including the Independent Trustees, reviews at least annually the background of the Fund's portfolio manager and the Fund's investment objective and strategy. The Independent Trustees have also had discussions with senior management and/or reviewed a questionnaire prepared by senior management of the subadvisor responsible for the Fund's investment program. Among other things,

QUANT FUNDS

MANAGEMENT CONTRACT AND ADVISORY CONTRACT APPROVAL (continued)

the Trustees considered the size, education and experience of the subadvisor's investment staff and the subadvisor's approach to recruiting, training and retaining portfolio managers and other research, advisory and management personnel.

Nature and Quality of Other Services. The Board of Trustees, including the Independent Trustees, considered the nature, quality, cost and extent of advisory services performed by the subadvisor (and affiliated companies, if any) under the existing Advisory Agreements. The Board of Trustees, including the Independent Trustees, has also considered the nature and extent of the subadvisor's supervision of third party service providers, principally the Fund accountant, custodian and subcustodians.

Financial Information. The Board of Trustees, including the Independent Trustees, considered financial information provided by the subadvisor. It also considered non-Fund businesses which may benefit from or be related to the business of advising the Fund.

Economies of Scale. The Board of Trustees, including the Independent Trustees, considered whether there have been economies of scale in respect of the subadvisor's services to the Fund, whether the Fund has appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale.

Other Benefits to the Subadvisor. The Board of Trustees, including the Independent Trustees, also considered the character and amount of fees paid by the Fund and the Fund's shareholders for services provided by the subadvisor (and its affiliates, if any). It also considered the allocation (if any) of Fund brokerage to brokers affiliated with the subadvisor, and benefits to the subadvisor from the use of "soft" commission dollars (if any) to pay for research and brokerage services. The Board of Trustees, including the Independent Trustees, also considered the revenues and profitability of the subadvisor's businesses other than their mutual fund business, if any. The Board of Trustees, including the Independent Trustees, considered the "fall-out" benefits that accrue to the subadvisor and any affiliates by virtue of their relationship with the Fund.

Conclusion. Based on its evaluation of all material factors and assisted by the advice of independent counsel, the Board of Trustees, including the Independent Trustees, concluded that the existing subadvisory fee structure is fair and reasonable, and that the existing Advisory Agreement with this subadvisor should be approved.

Quant Long/Short Fund (Formerly Quant Growth and Income Fund) – Analytic Investors, LLC.

The Board of Trustees, including the non-interested Trustees, at an in-person meeting held on November 27, 2007, approved a new sub-advisory agreement for the Fund with Analytic Investors, LLC ("Analytic Agreement"). The details of this approval were reported in the Quant Fund Annual Report dated March 31, 2008.

Quant Emerging Markets Fund – PanAgora Asset Management, Inc.

Investment Compliance and Performance. The Board of Trustees, including the Independent Trustees, considered whether the Fund has operated within its investment objective

QUANT FUNDS

MANAGEMENT CONTRACT AND ADVISORY CONTRACT APPROVAL (continued)

and its record of compliance with its investment restrictions. It also reviewed the Fund's investment performance as well as the performance of a peer group of mutual funds, and the performance of an appropriate index or combination of indices.

The Trustees noted that the Fund outperformed its Lipper Index and peer group for the 1-, 3-, 5-, and 10-year periods ended November 30, 2007.

Fees and Expenses. The Board of Trustees, including the Independent Trustees, considered the Fund's management fee, subadvisory fee and expense ratio compared with the management fees, subadvisory fees and expense ratios of a peer group of funds. It also considered the amount and nature of fees paid by shareholders.

The Trustees noted that the Fund's fee structure and expense ratio are low compared with a peer group of funds. The Trustees also noted that the Fund's transfer agent/custody fees are somewhat lower than those of its peer group.

Subadvisor's Personnel and Methods. The Board of Trustees, including the Independent Trustees, reviews at least annually the background of the Fund's portfolio manager and the Fund's investment objective and strategy. The Independent Trustees have also had discussions with senior management and/or reviewed a questionnaire prepared by senior management of the subadvisor responsible for the Fund's investment program. Among other things, the Trustees considered the size, education and experience of the subadvisor's investment staff and the subadvisor's approach to recruiting, training and retaining portfolio managers and other research, advisory and management personnel.

Nature and Quality of Other Services. The Board of Trustees, including the Independent Trustees, considered the nature, quality, cost and extent of advisory services performed by the subadvisor (and affiliated companies, if any) under the existing Advisory Agreements. The Board of Trustees, including the Independent Trustees, has also considered the nature and extent of the subadvisor's supervision of third party service providers, principally the Fund accountant, custodian and subcustodians.

Financial Information. The Board of Trustees, including the Independent Trustees, considered financial information provided by the subadvisor. It also considered non-fund businesses which may benefit from or be related to the business of advising the Fund.

Economies of Scale. The Board of Trustees, including the Independent Trustees, considered whether there have been economies of scale in respect of the subadvisor's services to the Fund, whether the Fund has appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale.

Other Benefits to the Subadvisor. The Board of Trustees, including the Independent Trustees, also considered the character and amount of fees paid by the Fund and the Fund's shareholders for services provided by the subadvisor (and its affiliates, if any). It also considered the allocation (if any) of Fund brokerage to brokers affiliated with the subadvisor, and benefits to the subadvisor from the use of "soft" commission dollars (if any) to pay for research and brokerage services. The Board of Trustees, including the Independent Trustees, also considered the revenues and profitability of the subadvisor's businesses other

QUANT FUNDS

MANAGEMENT CONTRACT AND ADVISORY CONTRACT APPROVAL (continued)

than their mutual fund business, if any. The Board of Trustees, including the Independent Trustees, considered the "fall-out" benefits that accrue to the subadvisor and any affiliates by virtue of their relationship with the Fund.

Conclusion. Based on its evaluation of all material factors and assisted by the advice of independent counsel, the Board of Trustees, including the Independent Trustees, concluded that the existing subadvisory fee structure is fair and reasonable, and that the existing Advisory Agreement with this subadvisor should be approved.

Quant Foreign Value Fund – Polaris Capital Management, Inc.

Investment Compliance and Performance. The Board of Trustees, including the Independent Trustees, considered whether the Fund has operated within its investment objective and its record of compliance with its investment restrictions. It also reviewed the Fund's investment performance as well as the performance of a peer group of mutual funds, and the performance of an appropriate index or combination of indices.

The Trustees noted that the Fund underperformed its Lipper Index and its peer group for the 1-year and 3-year periods ended November 30, 2007, but had outperformed its Lipper Index and its peer group for the 5-year period ended November 30, 2007.

Fees and Expenses. The Board of Trustees, including the Independent Trustees, considered the Fund's management fee, subadvisory fee and expense ratio compared with the management fees, subadvisory fees and expense ratios of a peer group of funds. It also considered the amount and nature of fees paid by shareholders.

The Trustees noted that the Fund's contractual management fee was competitive with the assets-weighted average of its peer group at various asset levels and that its total expense ratio was in line with its peer group of funds. The Trustees also noted that the Fund's transfer agent/ custody fees are somewhat higher than those of its peer group.

Subadvisor's Personnel and Methods. The Board of Trustees, including the Independent Trustees, reviews at least annually the background of the Fund's portfolio manager and the Fund's investment objective and strategy. The Independent Trustees have also had discussions with senior management and/or reviewed a questionnaire prepared by senior management of the subadvisor responsible for the Fund's investment program. Among other things, the Trustees considered the size, education and experience of the subadvisor's investment staff and the subadvisor's approach to recruiting, training and retaining portfolio managers and other research, advisory and management personnel.

Nature and Quality of Other Services. The Board of Trustees, including the Independent Trustees, considered the nature, quality, cost and extent of advisory services performed by the subadvisor (and affiliated companies, if any) under the existing Advisory Agreements. The Board of Trustees, including the Independent Trustees, has also considered the nature and extent of the subadvisor's supervision of third party service providers, principally the Fund accountant, custodian and subcustodians.

QUANT FUNDS

MANAGEMENT CONTRACT AND ADVISORY CONTRACT APPROVAL (continued)

Financial Information. The Board of Trustees, including the Independent Trustees, considered financial information provided by the subadvisor. It also considered non-fund businesses which may benefit from or be related to the business of advising the Fund.

Economies of Scale. The Board of Trustees, including the Independent Trustees, considered whether there have been economies of scale in respect of the subadvisor's services to the Fund, whether the Fund has appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale.

Other Benefits to the Subadvisor. The Board of Trustees, including the Independent Trustees, also considered the character and amount of fees paid by the Fund and the Fund's shareholders for services provided by the subadvisor (and its affiliates, if any). It also considered the allocation (if any) of Fund brokerage to brokers affiliated with the subadvisor, and benefits to the subadvisor from the use of "soft" commission dollars (if any) to pay for research and brokerage services. The Board of Trustees, including the Independent Trustees, also considered the revenues and profitability of the subadvisor's businesses other than their mutual fund business, if any. The Board of Trustees, including the Independent Trustees, considered the "fall-out" benefits that accrue to the subadvisor and any affiliates by virtue of their relationship with the Fund.

Conclusion. Based on its evaluation of all material factors and assisted by the advice of independent counsel, the Board of Trustees, including the Independent Trustees, concluded that the existing subadvisory fee structure is fair and reasonable, and that the existing Advisory Agreement with this subadvisor should be approved.

Quant Foreign Value Small Cap Fund – Polaris Capital Management, Inc.

Investment Compliance and Performance. The Board of Trustees, including the Independent Trustees, considered the Fund's investment objective and Polaris' record of compliance with Quant Foreign Value Fund.

Fees and Expenses. The Board of Trustees, including the Independent Trustees, considered the Fund's management fee, subadvisory fee and expense ratio compared with the management fees, subadvisory fees and expense ratios of a peer group of funds. It also considered the amount and nature of fees paid by shareholders.

The Trustees noted that the Fund's contractual management fee was competitive with the assets-weighted average of its peer group at various asset levels and that its total expense ratio was in line with its peer group of funds. The Trustees also noted that the Fund' would be receiving a waiver with respect to custodian fees for a portion of its initial fiscal year.

Subadvisor's Personnel and Methods. The Board of Trustees, including the Independent Trustees, reviews at least annually the background of the Fund's portfolio manager and the Fund's investment objective and strategy. The Independent Trustees have also had discussions with senior management and/or reviewed a questionnaire prepared by senior management of the subadvisor responsible for the Fund's investment program. Among other things, the Trustees considered the size, education and experience of the subadvisor's investment

QUANT FUNDS

MANAGEMENT CONTRACT AND ADVISORY CONTRACT APPROVAL (continued)

staff and the subadvisor's approach to recruiting, training and retaining portfolio managers and other research, advisory and management personnel.

Nature and Quality of Other Services. The Board of Trustees, including the Independent Trustees, considered the nature, quality, cost and extent of advisory services to be performed by the subadvisor (and affiliated companies, if any) under the existing Advisory Agreements. The Board of Trustees, including the Independent Trustees, has also considered the nature and extent of the subadvisor's supervision of third party service providers, principally the Fund accountant, custodian and subcustodians.

Financial Information. The Board of Trustees, including the Independent Trustees, considered financial information provided by the subadvisor. It also considered non-fund businesses which may benefit from or be related to the business of advising the Fund.

Economies of Scale. The Board of Trustees, including the Independent Trustees, considered whether there may be economies of scale in respect of the subadvisor's services to the Fund, whether the Fund would appropriately benefit from any economies of scale, and whether there is potential for realization of any further economies of scale.

Other Benefits to the Subadvisor. The Board of Trustees, including the Independent Trustees, also considered the character and amount of fees paid by the Fund and the Fund's shareholders for services provided by the subadvisor (and its affiliates, if any). It also considered the allocation (if any) of Fund brokerage to brokers affiliated with the subadvisor, and benefits to the subadvisor from the use of "soft" commission dollars (if any) to pay for research and brokerage services. The Board of Trustees, including the Independent Trustees, also considered the revenues and profitability of the subadvisor's businesses other than their mutual fund business, if any. The Board of Trustees, including the Independent Trustees, considered the "fall-out" benefits that accrue to the subadvisor and any affiliates by virtue of their relationship with the Fund.

Conclusion. Based on its evaluation of all material factors and assisted by the advice of independent counsel, the Board of Trustees, including the Independent Trustees, concluded that the subadvisory fee structure is fair and reasonable, and that the proposed Advisory Agreement with this subadvisor be approved.

QUANT FUNDS

TRUSTEES AND OFFICERS

The business address of each non-interested Trustee is c/o Quant Funds, 55 Old Bedford Road, Lincoln, MA 01773. Each Trustee and officer holds office until his or her successor is chosen and qualified or until his or her earlier death, resignation, retirement or removal. Messrs. Armstrong, Bulbrook, and Marshall are members of the Funds' Audit Committee. Mr. Marshall is the Chair of the Audit Committee. The Fund's Statement of Additional Information ("SAI") includes additional information about the Fund Trustees and is available without charge, upon request. To obtain a free copy of the current SAI, please access the Funds' web site at www.quantfunds.com or call shareholder services at 1-800-326-2141.

Name and (Age)	Position(s) Held With Funds, Term of Office And Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
Non-Interested Trustees

Robert M. Armstrong (69)	Trustee (1985 to Present)	Independent financial and career consulting services	5	NewPage Corporation; NewPage Holding Corporation; NewPage Group

John M. Bulbrook (66)	Trustee (1985 to Present)	CEO and Treasurer, John M. Burbrook Insurance Agency, Inc.	5	John M. Bulbrook Insurance Agency, Inc.

Edward E. Burrows (75)	Trustee (1985 to October, 22, 2008)	Independent consulting actuary-employee benefit plans	5	None

William H. Dunlap (57)	Trustee 10/17/2006 to Present	President, EQ Rider, Inc.; Principal, William H. Dunlap & Company (consulting firm)	5	Merrimack County Savings Bank; Merrimack Bank Corp.

Clinton S. Marshall (51)	Trustee (April 2003 to Present)	Owner, Coastal CFO Solutions, CFO, Fore River Company, Finance Director, Northern York County Family YMCA, CFO	5	The Pool Association

QUANT FUNDS

TRUSTEES AND OFFICERS (continued)

Name and (Age)	Position(s) Held With Funds, Term of Office And Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
Interested Trustees and Officers

Willard L. Umphrey* (67)	Trustee, President, Chairman (1985 to Present)	Director, U.S. Boston Capital Corporation; President, Quantitative Investment Advisors, Inc.	5	U.S. Boston Corporation;
U.S. Boston Asset Management Corporation;
Quantitative Investment Advisors, Inc.;
Sugarbush Solutions, Inc.,
USB Corporation;
USB Greenville-86, Inc.;
USB Atlantic Associates, Inc.;
U.S. Boston Insurance Agency, Inc.;
U.S. Boston Capital Corporation;
Pear Tree Partners Management, LLC;
Waterfront Parking Corporation

Leon Okurowski (65)	Vice President and Treasurer (1985 to Present)	Director and Vice President, U.S. Boston Capital Corporation; Treasurer, Quantitative Investment Advisors, Inc.; Trustee, Quant Funds (4/17/1985-9/30/2004)	N/A	Everest USB Canadian Storage, Inc.;
Quantitative Investment Advisors, Inc.;
Sugarbush Solutions, Inc.
U.S. Boston Corporation;
U.S. Boston Asset Management Corporation;
USB Corporation;
USB Everest Management, LLC;
USB Everest Storage LLC;
USB Greenville-86, Inc.;
USB Atlantic Associates, Inc.;
U.S. Boston Insurance Agency, Inc.;
U.S. Boston Capital Corporation

QUANT FUNDS

TRUSTEES AND OFFICERS (continued)

Name and (Age)	Position(s) Held With Funds, Term of Office And Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
Interested Trustees and Officers (continued)

Deborah A. Kessinger (45)	Assistant Clerk (April 2005 to present), Chief Compliance Officer (December 2005 to present)	Senior Counsel (since 9/2004) and Chief Compliance Officer (since 12/2005), U.S. Boston Capital Corporation; Senior Counsel (since 9/2004), Chief Compliance Officer (since 11/2006) and President (since August 2007), Quantitative Investment Advisors, Inc.; Chief Compliance Officer and General Counsel, Wainwright Investment Counsel, LLC (2000-2004); Compliance Attorney, Forefield, Inc. (2001-2004) and Compliance Consultant (2007-Present)	N/A	None

Sandra I. Madden (42)	Clerk and Chief Legal Officer (Since April 2008)	Senior Counsel (Since 3/2008), Quantitative Investment Advisors, Inc.; Counsel (8/2005-3/2008) MetLife Advisers LLC; Sr. Associate Counsel (1999-2005) Investors Bank and Trust (financial services provider).	N/A	None

QUANT FUNDS

TRUSTEES AND OFFICERS (continued)

Name and (Age)	Position(s) Held With Funds, Term of Office And Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
Interested Trustees and Officers (continued)

Tracy L. Alessi (32)	Assistant Treasurer (July 2008 to Present)	Controller (since 7/2008), USB Corporation; Controller (since 7/2008), Quantitative Investment Advisors, Inc.; Vice President of Client Services (2007-2008), Asst. Vice President of Treasury & Compliance Services (2006-2007), J.P. Morgan; Asst. Director of Fund Administration (2005-2006), State Street Corp.; Financial Reporting Manager (2000-2005), Investors Bank & Trust Co.	N/A	None

*  Trustee has been determined to be an "Interested Trustee" by virtue of, among other things, affiliation with one or more of the trust, the Fund's investment advisor, Quantitative Advisors and the Fund's distributor, U.S. Boston Capital Corporation.

QUANT FUNDS

SERVICE PROVIDERS

Manager	Quantitative Advisors, 55 Old Bedford Road, Lincoln, MA 01772

Advisers	Columbia Partners, L.L.C., Investment Management,
5425 Wisconsin Avenue, Suite 700, Chevy Chase, MD 20815
Analytic Investors, LLC, 555 West Fifth Street, 50th Floor,
Los Angeles, CA 90013
PanAgora Asset Management, Inc., 470 Atlantic Avenue,
8th Floor, Boston, MA 02110
Polaris Capital Management, LLC, 125 Summer Street,
Boston, MA 02110

Distributor	U.S. Boston Capital Corporation, 55 Old Bedford Road, Lincoln, MA 01773

Custodian	State Street Kansas City, 801 Pennsylvania Avenue, Kansas City, MO 64105

Fund Accountant	State Street Kansas City, 801 Pennsylvania Avenue, Kansas City, MO 64105

Transfer Agent	Quantitative Institutional Services, 55 Old Bedford Road, Lincoln, MA 01773

Independent Registered Public Accounting Firm	Tait, Weller & Baker LLP, 1818 Market Street, Suite 2400 Philadelphia, PA 19103

Legal Counsel	Goodwin Procter LLP, 901 New York Avenue, NW, Washington, DC 20001

For Account Information	For Quant Funds information, contact your financial adviser or, if you receive account statements directly from Quant Funds, you can also call 1-800-326-2151. Telephone representatives are available from 9:00 a.m. to 5:00 p.m. Eastern Time. Or visit our website, www.quantfunds.com.

55 Old Bedford Road, Suite 202
Lincoln, MA 01773
www.quantfunds.com

© 2008 U.S. Boston Capital Corporation
Distributor of the Quant Funds
Member FINRA, SIPC

ITEM 2.	Code of Ethics

Not applicable for report period.

ITEM 3.	Audit Committee Financial Expert

Not applicable for report period.

ITEM 4.	Principal Accountant Fees and Services

Not applicable for report period.

ITEM 5.	Audit Committee of Listed Registrants

Not applicable.

ITEM 6.	Schedule of Investments

Not applicable.

ITEM 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

ITEM 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

ITEM 9	Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

ITEM 10	Submission of Matters to a Vote of Security Holders

Not applicable.

ITEM 11.	Controls and Procedures

(a)     The President and Treasurer of the registrant have concluded, based on their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) as of a date within 90 days of the filing date of this report on Form N-CSR, that the design and operation of such procedures provide reasonable assurance that information required to be disclosed by the registrant in this report on Form N-CSR is recorded, processed, summarized, and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)     There has been no change in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	Exhibits

(a)	Certifications pursuant to Rule 30a-2(a) by the chief executive and financial officers.

(b)	Certification pursuant to Rule 30a-2(b) and Section 906 by the chief executive and financial officers.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Quantitative Group of Funds

By	/s/ Willard L. Umphrey
Willard L. Umphrey, President

Date: November 28, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Willard L. Umphrey
Willard L. Umphrey, President

Date: November 28, 2008

By	/s/ Leon Okurowski
Leon Okurowski, Treasurer

Date: November 28, 2008

EXHIBIT LIST

(a)	Certifications pursuant to Rule 30a-2(a) by the chief executive and financial officers.

(b)	Certification pursuant to Rule 30a-2(b) and Section 906 by the chief executive and financial officers.